UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)

U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.110%	6/6/13	808,000	807,988
United States Treasury Bill	0.095%	6/13/13	815,000	814,974
United States Treasury Bill	0.088%	6/20/13	825,000	824,962
United States Treasury Bill	0.077%	6/27/13	756,000	755,958
United States Treasury Bill	0.076%–0.130%	7/5/13	900,000	899,928
United States Treasury Bill	0.068%	7/11/13	920,000	919,931
United States Treasury Bill	0.058%–0.105%	7/18/13	760,000	759,929
United States Treasury Bill	0.051%–0.097%	7/25/13	800,000	799,923
United States Treasury Bill	0.053%	8/1/13	740,000	739,934
United States Treasury Bill	0.053%–0.113%	8/8/13	1,010,000	1,009,886
United States Treasury Bill	0.046%–0.118%	8/15/13	830,565	830,468
United States Treasury Bill	0.045%–0.133%	8/22/13	950,000	949,888
United States Treasury Bill	0.136%	8/29/13	270,000	269,909
United States Treasury Bill	0.120%	9/5/13	60,000	59,981
United States Treasury Bill	0.113%	9/12/13	60,000	59,981
United States Treasury Bill	0.071%–0.106%	9/26/13	256,782	256,695
United States Treasury Bill	0.083%–0.111%	10/3/13	170,000	169,943
United States Treasury Bill	0.078%–0.088%	10/17/13	165,165	165,110
United States Treasury Bill	0.082%	11/29/13	440,000	439,819
United States Treasury Note/Bond	0.125%	9/30/13	300,000	300,058
United States Treasury Note/Bond	3.125%	9/30/13	93,000	93,940
Total U.S. Government and Agency Obligations (Cost $11,929,205)				11,929,205
Total Investments (100.0%) (Cost $11,929,205)				11,929,205
Other Assets and Liabilities-Net (0.0%)				2,065
Net Assets (100%)				11,931,270

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
A.	Security Valuation: Securities are valued at amortized cost, which approximates market value.
B.	Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (6.3%)
	Ford Motor Co.	59,035	926
	McDonald's Corp.	7,245	700
	Target Corp.	9,796	681
	Walt Disney Co.	8,152	514
	Johnson Controls Inc.	10,304	385
	Macy's Inc.	5,949	288
	NIKE Inc. Class B	4,583	283
	Carnival Corp.	6,688	221
	Viacom Inc. Class B	3,016	199
	Genuine Parts Co.	2,330	181
	Kohl's Corp.	3,187	164
	Yum! Brands Inc.	2,377	161
	Staples Inc.	10,147	152
	Whirlpool Corp.	1,184	151
*	Bed Bath & Beyond Inc.	1,699	116
	Omnicom Group Inc.	1,811	113
	Best Buy Co. Inc.	3,993	110
	Darden Restaurants Inc.	1,950	101
*	Dollar General Corp.	1,500	79
	Starwood Hotels & Resorts Worldwide Inc.	1,133	77
	Hasbro Inc.	1,720	76
	Harley-Davidson Inc.	1,363	74
	Tiffany & Co.	917	71
	International Game Technology	3,968	71
	H&R Block Inc.	2,292	67
	Marriott International Inc. Class A	1,571	66
*	CarMax Inc.	1,299	61
	GameStop Corp. Class A	1,827	61
	Abercrombie & Fitch Co.	1,197	60
	Garmin Ltd.	1,646	57
*	Goodyear Tire & Rubber Co.	3,701	56
	Harman International Industries Inc.	1,024	54
*	Chipotle Mexican Grill Inc. Class A	150	54
	Interpublic Group of Cos. Inc.	3,556	51
	Cablevision Systems Corp. Class A	3,218	49
	Gannett Co. Inc.	1,875	40
*	JC Penney Co. Inc.	2,131	37
	Washington Post Co. Class B	68	32
*	Apollo Group Inc. Class A	1,497	30
	Expedia Inc.	459	26
*	AutoNation Inc.	319	15
			6,710
Consumer Staples (10.1%)
	Wal-Mart Stores Inc.	25,176	1,884
	Procter & Gamble Co.	20,970	1,610
	CVS Caremark Corp.	18,532	1,067
	Mondelez International Inc. Class A	26,767	789
	Walgreen Co.	12,946	618

Kraft Foods Group Inc.	8,920	492
Altria Group Inc.	13,009	470
Costco Wholesale Corp.	3,738	410
Archer-Daniels-Midland Co.	9,904	319
Sysco Corp.	8,812	298
Colgate-Palmolive Co.	5,028	291
Kroger Co.	7,803	263
General Mills Inc.	5,350	252
Kimberly-Clark Corp.	2,450	237
ConAgra Foods Inc.	6,230	210
HJ Heinz Co.	2,318	168
Beam Inc.	2,414	156
Avon Products Inc.	6,512	153
Reynolds American Inc.	2,571	124
Mead Johnson Nutrition Co.	1,431	116
Molson Coors Brewing Co. Class B	2,343	116
Kellogg Co.	1,762	109
Tyson Foods Inc. Class A	4,257	106
Estee Lauder Cos. Inc. Class A	1,408	95
Safeway Inc.	3,606	83
Hormel Foods Corp.	2,021	80
JM Smucker Co.	774	78
Clorox Co.	887	74
Coca-Cola Enterprises Inc.	1,575	59
Campbell Soup Co.	1,300	56
		10,783
Energy (15.0%)
Chevron Corp.	29,241	3,589
Exxon Mobil Corp.	31,022	2,807
ConocoPhillips	18,378	1,127
Occidental Petroleum Corp.	12,124	1,116
Phillips 66	9,356	623
Schlumberger Ltd.	7,797	569
Apache Corp.	5,896	484
National Oilwell Varco Inc.	6,423	452
Marathon Oil Corp.	10,657	367
Kinder Morgan Inc.	9,512	361
Valero Energy Corp.	8,326	338
Halliburton Co.	7,999	335
Anadarko Petroleum Corp.	3,693	323
Devon Energy Corp.	5,679	323
Spectra Energy Corp.	10,048	307
Baker Hughes Inc.	6,644	302
Hess Corp.	4,467	301
Marathon Petroleum Corp.	2,694	222
Ensco plc Class A	3,500	211
Williams Cos. Inc.	5,233	184
Murphy Oil Corp.	2,727	173
Chesapeake Energy Corp.	7,841	171
Noble Corp.	3,806	148
* Cameron International Corp.	1,979	120
CONSOL Energy Inc.	3,440	119
* FMC Technologies Inc.	1,932	108
Helmerich & Payne Inc.	1,603	99
EQT Corp.	1,225	98
* Southwestern Energy Co.	2,529	95
Cabot Oil & Gas Corp.	1,266	89

Peabody Energy Corp.	4,045	80
QEP Resources Inc.	2,681	76
Range Resources Corp.	1,006	76
Diamond Offshore Drilling Inc.	1,047	72
Nabors Industries Ltd.	4,373	70
* Rowan Cos. plc Class A	1,871	62
* WPX Energy Inc.	3,021	58
* Newfield Exploration Co.	2,039	49
		16,104
Financials (24.2%)
JPMorgan Chase & Co.	57,609	3,145
* Berkshire Hathaway Inc. Class B	27,453	3,132
Wells Fargo & Co.	73,781	2,992
Citigroup Inc.	45,738	2,378
Goldman Sachs Group Inc.	6,586	1,067
* American International Group Inc.	22,222	988
MetLife Inc.	16,461	728
PNC Financial Services Group Inc.	7,953	570
Morgan Stanley	20,664	535
Capital One Financial Corp.	8,763	534
Travelers Cos. Inc.	5,688	476
ACE Ltd.	5,107	458
State Street Corp.	6,877	455
Aflac Inc.	7,044	392
Allstate Corp.	7,190	347
BB&T Corp.	10,525	346
Chubb Corp.	3,930	342
Charles Schwab Corp.	16,544	329
CME Group Inc.	4,615	313
Prologis Inc.	7,434	300
Simon Property Group Inc.	1,745	290
Prudential Financial Inc.	3,779	261
SunTrust Banks Inc.	8,113	260
Bank of New York Mellon Corp.	8,581	258
Fifth Third Bancorp	13,175	240
Loews Corp.	4,661	214
Progressive Corp.	8,363	213
BlackRock Inc.	757	211
Hartford Financial Services Group Inc.	6,569	201
Host Hotels & Resorts Inc.	10,937	195
Northern Trust Corp.	3,277	191
Marsh & McLennan Cos. Inc.	4,048	162
Principal Financial Group Inc.	4,154	157
Public Storage	997	151
NYSE Euronext	3,660	147
Lincoln National Corp.	4,091	146
HCP Inc.	3,005	142
XL Group plc Class A	4,444	140
Leucadia National Corp.	4,410	138
Equity Residential	2,268	128
AvalonBay Communities Inc.	878	116
Unum Group	4,066	116
Aon plc	1,783	114
Boston Properties Inc.	1,051	112
Cincinnati Financial Corp.	2,215	105
Ventas Inc.	1,453	104
Vornado Realty Trust	1,274	102

Regions Financial Corp.	11,057	101
Torchmark Corp.	1,408	91
Weyerhaeuser Co.	3,030	90
McGraw Hill Financial Inc.	1,483	81
* Genworth Financial Inc. Class A	7,409	80
Invesco Ltd.	2,316	78
Macerich Co.	1,177	76
KeyCorp	6,797	73
People's United Financial Inc.	5,085	70
* IntercontinentalExchange Inc.	395	68
M&T Bank Corp.	625	66
Kimco Realty Corp.	2,888	64
Comerica Inc.	1,550	61
Hudson City Bancorp Inc.	7,166	61
Legg Mason Inc.	1,724	60
Assurant Inc.	1,190	59
NASDAQ OMX Group Inc.	1,769	56
Plum Creek Timber Co. Inc.	1,148	55
* E*TRADE Financial Corp.	4,285	50
* CBRE Group Inc. Class A	1,825	42
Apartment Investment & Management Co. Class A	1,024	31
First Horizon National Corp.	1,876	22
		25,876
Health Care (8.8%)
Johnson & Johnson	19,774	1,665
Pfizer Inc.	44,364	1,208
UnitedHealth Group Inc.	15,426	966
Bristol-Myers Squibb Co.	10,844	499
McKesson Corp.	3,507	399
Medtronic Inc.	7,766	396
* Express Scripts Holding Co.	5,671	352
WellPoint Inc.	4,574	352
Aetna Inc.	5,720	346
Abbott Laboratories	8,753	321
Cigna Corp.	4,301	292
Cardinal Health Inc.	5,131	241
Humana Inc.	2,381	192
AmerisourceBergen Corp. Class A	3,466	188
St. Jude Medical Inc.	4,260	184
Covidien plc	2,631	167
Allergan Inc.	1,666	166
Thermo Fisher Scientific Inc.	1,722	152
Quest Diagnostics Inc.	2,384	148
Becton Dickinson and Co.	1,460	144
* Forest Laboratories Inc.	3,533	141
* Laboratory Corp. of America Holdings	1,402	140
Stryker Corp.	2,005	133
* CareFusion Corp.	3,357	123
* Boston Scientific Corp.	11,617	107
* Hospira Inc.	2,487	86
* Tenet Healthcare Corp.	1,565	74
Zimmer Holdings Inc.	736	58
Patterson Cos. Inc.	1,262	49
* Waters Corp.	500	48
CR Bard Inc.	410	42
* Varian Medical Systems Inc.	554	37

DENTSPLY International Inc.	843	35
		9,451
Industrials (12.6%)
General Electric Co.	156,509	3,650
United Technologies Corp.	12,694	1,205
Caterpillar Inc.	9,859	846
Honeywell International Inc.	6,136	481
3M Co.	4,110	453
United Parcel Service Inc. Class B	5,274	453
FedEx Corp.	4,403	424
CSX Corp.	15,367	387
General Dynamics Corp.	5,003	386
Norfolk Southern Corp.	4,735	363
Emerson Electric Co.	5,980	344
Raytheon Co.	4,894	326
Northrop Grumman Corp.	3,569	294
Waste Management Inc.	6,582	276
Eaton Corp. plc	3,617	239
Tyco International Ltd.	7,015	237
Lockheed Martin Corp.	2,214	234
Parker Hannifin Corp.	2,244	224
Danaher Corp.	3,490	216
Precision Castparts Corp.	969	207
Stanley Black & Decker Inc.	2,412	191
Deere & Co.	1,879	164
Fluor Corp.	2,447	155
Republic Services Inc. Class A	4,477	153
L-3 Communications Holdings Inc.	1,356	115
* Jacobs Engineering Group Inc.	1,958	112
Textron Inc.	4,076	110
Ingersoll-Rand plc	1,737	100
Dover Corp.	1,159	91
Joy Global Inc.	1,602	87
Pentair Ltd.	1,483	86
WW Grainger Inc.	332	85
Kansas City Southern	646	71
Rockwell Collins Inc.	1,071	69
CH Robinson Worldwide Inc.	1,191	67
Avery Dennison Corp.	1,503	65
Rockwell Automation Inc.	733	65
Expeditors International of Washington Inc.	1,644	64
ADT Corp.	1,326	54
Pall Corp.	789	54
Ryder System Inc.	774	49
Flowserve Corp.	266	45
Pitney Bowes Inc.	3,039	45
Iron Mountain Inc.	1,238	44
Xylem Inc.	1,519	43
Dun & Bradstreet Corp.	294	29
Robert Half International Inc.	817	28
		13,486
Information Technology (8.7%)
Microsoft Corp.	51,060	1,781
International Business Machines Corp.	7,569	1,574
Cisco Systems Inc.	42,535	1,024
Hewlett-Packard Co.	29,391	718

Corning Inc.	22,144	340
Dell Inc.	21,964	293
Accenture plc Class A	3,392	279
Motorola Solutions Inc.	4,150	241
Texas Instruments Inc.	6,486	233
* SanDisk Corp.	3,642	215
Automatic Data Processing Inc.	3,067	211
Western Digital Corp.	3,261	206
Xerox Corp.	18,431	162
TE Connectivity Ltd.	3,482	155
Western Union Co.	8,570	140
* Juniper Networks Inc.	7,760	138
CA Inc.	5,016	137
NVIDIA Corp.	8,922	129
* Electronic Arts Inc.	4,505	104
* Micron Technology Inc.	8,742	102
* Symantec Corp.	4,036	90
Paychex Inc.	2,094	78
* Citrix Systems Inc.	1,176	76
* NetApp Inc.	1,998	75
Altera Corp.	2,217	74
Analog Devices Inc.	1,522	70
SAIC Inc.	4,286	62
Xilinx Inc.	1,498	61
Fidelity National Information Services Inc.	1,328	60
Jabil Circuit Inc.	2,762	55
FLIR Systems Inc.	2,184	53
* First Solar Inc.	908	49
* Lam Research Corp.	1,001	47
* Autodesk Inc.	1,177	44
Linear Technology Corp.	1,156	43
Microchip Technology Inc.	1,091	40
Computer Sciences Corp.	880	39
Harris Corp.	759	38
* Advanced Micro Devices Inc.	9,178	37
* BMC Software Inc.	728	33
Molex Inc.	1,008	30
Total System Services Inc.	1,246	29
		9,365
Materials (3.5%)
Dow Chemical Co.	18,128	625
Freeport-McMoRan Copper & Gold Inc.	15,617	485
EI du Pont de Nemours & Co.	7,175	400
LyondellBasell Industries NV Class A	5,718	381
International Paper Co.	6,635	306
Air Products & Chemicals Inc.	3,124	295
Newmont Mining Corp.	7,471	256
Praxair Inc.	1,916	219
Alcoa Inc.	16,111	137
Nucor Corp.	2,481	110
MeadWestvaco Corp.	2,636	92
* Owens-Illinois Inc.	2,476	68
Sigma-Aldrich Corp.	762	64
Airgas Inc.	439	45
Allegheny Technologies Inc.	1,620	45
Cliffs Natural Resources Inc.	2,278	41
International Flavors & Fragrances Inc.	505	41

United States Steel Corp.	2,158	38
Sealed Air Corp.	1,504	36
Bemis Co. Inc.	895	35
Vulcan Materials Co.	632	34
		3,753
Telecommunication Services (4.2%)
AT&T Inc.	82,658	2,892
Verizon Communications Inc.	22,802	1,106
CenturyLink Inc.	9,424	322
Windstream Corp.	8,860	71
Frontier Communications Corp.	15,034	62
		4,453
Utilities (6.5%)
Duke Energy Corp.	10,607	710
Southern Co.	13,079	574
Dominion Resources Inc.	8,674	491
NextEra Energy Inc.	6,380	482
Exelon Corp.	12,870	403
American Electric Power Co. Inc.	7,313	335
PG&E Corp.	6,607	297
PPL Corp.	8,767	260
Public Service Enterprise Group Inc.	7,617	252
Consolidated Edison Inc.	4,406	251
FirstEnergy Corp.	6,295	246
Edison International	4,904	225
Xcel Energy Inc.	7,351	211
Northeast Utilities	4,731	197
Entergy Corp.	2,682	185
DTE Energy Co.	2,599	173
CenterPoint Energy Inc.	6,440	149
Wisconsin Energy Corp.	3,451	141
ONEOK Inc.	3,082	139
Sempra Energy	1,700	138
NiSource Inc.	4,690	135
Ameren Corp.	3,658	125
NRG Energy Inc.	4,871	124
AES Corp.	9,332	114
CMS Energy Corp.	3,995	108
SCANA Corp.	2,088	105
Pinnacle West Capital Corp.	1,651	93
Pepco Holdings Inc.	3,731	78
AGL Resources Inc.	1,773	75
Integrys Energy Group Inc.	1,176	68
TECO Energy Inc.	3,074	54
		6,938
Total Investments (99.9%) (Cost $91,694)		106,919
Other Assets and Liabilities-Net (0.1%)		105
Net Assets (100%)		107,024

*	Non-income-producing security.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

S&P 500 Value Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $91,694,000. Net unrealized appreciation of investment securities for tax purposes was $15,225,000, consisting of unrealized gains of $15,681,000 on securities that had risen in value since their purchase and $456,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.1%)
	Home Depot Inc.	26,206	2,061
	Comcast Corp. Class A	46,262	1,857
*	Amazon.com Inc.	6,374	1,715
	Walt Disney Co.	22,151	1,397
	News Corp. Class A	35,049	1,125
	Time Warner Inc.	16,384	956
	McDonald's Corp.	9,139	883
	Starbucks Corp.	13,132	828
	Lowe's Cos. Inc.	19,454	819
*	priceline.com Inc.	909	731
	TJX Cos. Inc.	12,781	647
*	DIRECTV	10,045	614
	CBS Corp. Class B	10,255	508
	Time Warner Cable Inc.	5,179	495
	NIKE Inc. Class B	7,375	455
	Yum! Brands Inc.	5,132	348
*	Discovery Communications Inc. Class A	4,296	339
	Viacom Inc. Class B	4,466	294
	Coach Inc.	4,918	287
	VF Corp.	1,546	284
	Mattel Inc.	6,033	270
*	AutoZone Inc.	637	260
	Delphi Automotive plc	5,145	251
	Ross Stores Inc.	3,902	251
*	Netflix Inc.	982	222
*	O'Reilly Automotive Inc.	1,952	213
	Gap Inc.	5,215	211
	L Brands Inc.	4,199	210
*	Dollar Tree Inc.	3,978	191
	Wynn Resorts Ltd.	1,399	190
*	Dollar General Corp.	3,555	188
	Ralph Lauren Corp. Class A	1,066	187
*	BorgWarner Inc.	2,029	164
	PVH Corp.	1,370	158
	Nordstrom Inc.	2,627	155
	Omnicom Group Inc.	2,477	154
	Starwood Hotels & Resorts Worldwide Inc.	2,073	142
	Wyndham Worldwide Corp.	2,394	139
	Newell Rubbermaid Inc.	5,018	136
*	Bed Bath & Beyond Inc.	1,983	135
*	Chipotle Mexican Grill Inc. Class A	370	134
	Harley-Davidson Inc.	2,379	130
*	PulteGroup Inc.	5,969	129
	PetSmart Inc.	1,885	127
*	TripAdvisor Inc.	1,928	124
	DR Horton Inc.	4,905	119
*	CarMax Inc.	2,485	116
	Lennar Corp. Class A	2,897	114
	Family Dollar Stores Inc.	1,685	103

Marriott International Inc. Class A	2,437	102
Scripps Networks Interactive Inc. Class A	1,509	102
* Fossil Inc.	937	100
* Urban Outfitters Inc.	1,916	80
Leggett & Platt Inc.	2,500	80
Tiffany & Co.	1,022	80
Expedia Inc.	1,094	63
H&R Block Inc.	2,092	61
Interpublic Group of Cos. Inc.	3,123	44
Gannett Co. Inc.	1,852	40
* AutoNation Inc.	307	14
		22,332
Consumer Staples (11.0%)
Coca-Cola Co.	67,176	2,686
Philip Morris International Inc.	28,881	2,625
PepsiCo Inc.	27,040	2,184
Procter & Gamble Co.	23,459	1,801
Altria Group Inc.	20,079	725
Colgate-Palmolive Co.	9,554	553
Kimberly-Clark Corp.	3,940	381
Costco Wholesale Corp.	3,282	360
Whole Foods Market Inc.	6,048	314
Lorillard Inc.	6,645	282
General Mills Inc.	5,105	240
Hershey Co.	2,634	235
HJ Heinz Co.	2,925	212
Brown-Forman Corp. Class B	2,653	182
Estee Lauder Cos. Inc. Class A	2,562	174
Dr Pepper Snapple Group Inc.	3,573	164
McCormick & Co. Inc.	2,327	161
Mead Johnson Nutrition Co.	1,880	152
Kellogg Co.	2,322	144
* Constellation Brands Inc. Class A	2,675	142
* Monster Beverage Corp.	2,524	138
Reynolds American Inc.	2,653	128
Clorox Co.	1,262	105
Coca-Cola Enterprises Inc.	2,758	102
JM Smucker Co.	978	99
Campbell Soup Co.	1,632	70
		14,359
Energy (6.3%)
Exxon Mobil Corp.	42,406	3,836
Schlumberger Ltd.	14,201	1,037
EOG Resources Inc.	4,762	615
Anadarko Petroleum Corp.	4,474	391
Noble Energy Inc.	6,292	363
Pioneer Natural Resources Co.	2,317	321
Halliburton Co.	7,018	294
Marathon Petroleum Corp.	2,675	221
Williams Cos. Inc.	5,859	206
Cabot Oil & Gas Corp.	2,215	156
Tesoro Corp.	2,408	148
Range Resources Corp.	1,686	127
* Cameron International Corp.	2,044	124
* Southwestern Energy Co.	3,199	121
* Denbury Resources Inc.	6,546	120

* FMC Technologies Inc.	1,914	107
EQT Corp.	1,214	97
		8,284
Financials (9.6%)
Bank of America Corp.	189,647	2,591
American Express Co.	16,844	1,275
US Bancorp	32,659	1,145
Simon Property Group Inc.	3,463	576
American Tower Corporation	6,925	539
Discover Financial Services	8,680	412
Franklin Resources Inc.	2,419	374
BlackRock Inc.	1,322	369
T. Rowe Price Group Inc.	4,538	344
Health Care REIT Inc.	4,922	335
Bank of New York Mellon Corp.	10,394	312
Ameriprise Financial Inc.	3,570	291
Prudential Financial Inc.	3,753	259
Ventas Inc.	3,425	244
Moody's Corp.	3,396	226
Aon plc	3,390	216
HCP Inc.	4,455	211
Public Storage	1,366	207
Marsh & McLennan Cos. Inc.	4,907	196
SLM Corp.	7,955	189
Weyerhaeuser Co.	6,028	180
McGraw Hill Financial Inc.	3,202	175
Invesco Ltd.	5,029	170
Equity Residential	2,979	168
Boston Properties Inc.	1,436	153
M&T Bank Corp.	1,416	149
AvalonBay Communities Inc.	1,108	147
* IntercontinentalExchange Inc.	816	140
Vornado Realty Trust	1,487	119
Huntington Bancshares Inc.	14,775	114
Regions Financial Corp.	11,882	108
Zions Bancorporation	3,227	91
KeyCorp	8,267	89
Kimco Realty Corp.	3,783	84
* CBRE Group Inc. Class A	3,195	74
Plum Creek Timber Co. Inc.	1,505	72
Macerich Co.	1,035	67
Comerica Inc.	1,482	59
Apartment Investment & Management Co. Class A	1,353	41
First Horizon National Corp.	2,072	24
		12,535
Health Care (16.2%)
Merck & Co. Inc.	52,973	2,474
Johnson & Johnson	25,966	2,186
Pfizer Inc.	74,341	2,024
* Gilead Sciences Inc.	26,683	1,454
Amgen Inc.	13,117	1,319
AbbVie Inc.	27,704	1,183
* Biogen Idec Inc.	4,141	983
Eli Lilly & Co.	17,497	930
* Celgene Corp.	7,339	907
Bristol-Myers Squibb Co.	16,071	739

Baxter International Inc.	9,569	673
Abbott Laboratories	17,343	636
* Express Scripts Holding Co.	7,746	481
Medtronic Inc.	8,685	443
Thermo Fisher Scientific Inc.	4,259	376
* Intuitive Surgical Inc.	704	350
Allergan Inc.	3,448	343
* Alexion Pharmaceuticals Inc.	3,419	333
Covidien plc	5,210	331
* Regeneron Pharmaceuticals Inc.	1,338	324
Agilent Technologies Inc.	6,088	277
* Actavis Inc.	2,243	276
* Cerner Corp.	2,562	252
* Life Technologies Corp.	3,015	223
* Mylan Inc.	6,941	211
* DaVita HealthCare Partners Inc.	1,481	184
Stryker Corp.	2,740	182
Perrigo Co.	1,550	180
Becton Dickinson and Co.	1,701	168
Zimmer Holdings Inc.	2,109	166
* Edwards Lifesciences Corp.	2,002	133
* Boston Scientific Corp.	10,242	95
* Waters Corp.	919	89
CR Bard Inc.	851	88
* Varian Medical Systems Inc.	1,263	85
DENTSPLY International Inc.	1,524	64
PerkinElmer Inc.	1,993	62
		21,224
Industrials (7.8%)
Union Pacific Corp.	8,225	1,272
Boeing Co.	11,928	1,181
3M Co.	6,342	699
United Parcel Service Inc. Class B	6,391	549
Honeywell International Inc.	6,593	517
Illinois Tool Works Inc.	7,279	510
Deere & Co.	4,642	404
Danaher Corp.	6,095	377
Cummins Inc.	3,093	370
PACCAR Inc.	6,191	332
Emerson Electric Co.	5,692	327
Precision Castparts Corp.	1,438	308
Eaton Corp. plc	4,050	268
Fastenal Co.	4,736	247
Lockheed Martin Corp.	2,114	224
Roper Industries Inc.	1,735	216
Southwest Airlines Co.	12,775	181
WW Grainger Inc.	660	170
* Stericycle Inc.	1,510	166
Ingersoll-Rand plc	2,804	161
Rockwell Automation Inc.	1,594	140
Dover Corp.	1,714	134
Masco Corp.	6,256	132
Kansas City Southern	1,177	130
Equifax Inc.	2,113	129
Pentair Ltd.	1,880	110
* Quanta Services Inc.	3,737	106
ADT Corp.	2,321	94

Snap-on Inc.	1,020	93
Flowserve Corp.	530	89
Cintas Corp.	1,838	84
CH Robinson Worldwide Inc.	1,438	82
Rockwell Collins Inc.	1,150	74
Pall Corp.	1,029	70
Expeditors International of Washington Inc.	1,703	66
Iron Mountain Inc.	1,490	53
Robert Half International Inc.	1,487	52
Xylem Inc.	1,498	42
Dun & Bradstreet Corp.	374	37
		10,196
Information Technology (27.1%)
Apple Inc.	16,458	7,401
* Google Inc. Class A	4,680	4,073
Microsoft Corp.	72,671	2,535
Oracle Corp.	64,722	2,185
Intel Corp.	86,688	2,105
International Business Machines Corp.	9,548	1,986
QUALCOMM Inc.	30,113	1,912
Visa Inc. Class A	9,038	1,610
* eBay Inc.	20,451	1,106
Cisco Systems Inc.	43,923	1,058
Mastercard Inc. Class A	1,850	1,055
* EMC Corp.	36,884	913
Accenture plc Class A	7,340	603
* Yahoo! Inc.	16,985	447
Texas Instruments Inc.	11,812	424
* Salesforce.com Inc.	9,441	400
* Adobe Systems Inc.	8,740	375
* Cognizant Technology Solutions Corp. Class A	5,287	342
Automatic Data Processing Inc.	4,928	339
Broadcom Corp. Class A	9,170	329
Applied Materials Inc.	21,023	320
Intuit Inc.	4,880	285
Seagate Technology plc	5,604	241
Amphenol Corp. Class A	2,801	218
* Fiserv Inc.	2,342	204
Analog Devices Inc.	3,597	165
* Symantec Corp.	7,377	165
KLA-Tencor Corp.	2,912	164
* Red Hat Inc.	3,385	163
* Teradata Corp.	2,908	162
Fidelity National Information Services Inc.	3,601	162
* NetApp Inc.	3,984	149
TE Connectivity Ltd.	3,319	147
* Akamai Technologies Inc.	3,118	144
* VeriSign Inc.	2,677	126
* Citrix Systems Inc.	1,892	122
Paychex Inc.	3,233	120
Xilinx Inc.	2,842	115
* F5 Networks Inc.	1,379	115
Linear Technology Corp.	2,730	102
Altera Corp.	3,031	101
* Autodesk Inc.	2,558	96
* Micron Technology Inc.	7,688	90
Microchip Technology Inc.	2,154	79

* Lam Research Corp.	1,679	78
Computer Sciences Corp.	1,669	74
* LSI Corp.	9,613	71
* BMC Software Inc.	1,451	66
* Teradyne Inc.	3,322	60
* JDS Uniphase Corp.	4,101	56
Harris Corp.	1,094	55
Molex Inc.	1,259	37
Total System Services Inc.	1,353	32
		35,482
Materials (3.3%)
Monsanto Co.	9,390	945
EI du Pont de Nemours & Co.	8,023	448
Ecolab Inc.	4,651	393
PPG Industries Inc.	2,502	384
Praxair Inc.	2,957	338
Mosaic Co.	4,846	295
Sherwin-Williams Co.	1,505	284
CF Industries Holdings Inc.	1,039	198
Eastman Chemical Co.	2,701	194
FMC Corp.	2,415	151
Nucor Corp.	2,673	119
Ball Corp.	2,619	113
Sigma-Aldrich Corp.	1,224	102
Vulcan Materials Co.	1,546	83
Airgas Inc.	683	70
International Flavors & Fragrances Inc.	843	68
Sealed Air Corp.	1,670	40
Bemis Co. Inc.	759	30
		4,255
Telecommunication Services (1.5%)
Verizon Communications Inc.	23,545	1,141
* Sprint Nextel Corp.	52,761	385
* Crown Castle International Corp.	5,137	366
		1,892
Utilities (0.1%)
Sempra Energy	1,984	161

Total Investments (100.0%) (Cost $107,917)		130,720
Other Assets and Liabilities-Net (0.0%)		26
Net Assets (100%)		130,746

*	Non-income-producing security. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

S&P 500 Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $107,917,000. Net unrealized appreciation of investment securities for tax purposes was $22,803,000, consisting of unrealized gains of $22,956,000 on securities that had risen in value since their purchase and $153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.3%)
	Tractor Supply Co.	17,958	2,011
*	LKQ Corp.	77,417	1,895
*	Mohawk Industries Inc.	15,110	1,680
	Polaris Industries Inc.	16,516	1,577
	Advance Auto Parts Inc.	19,112	1,558
	Signet Jewelers Ltd.	21,015	1,440
*	Panera Bread Co. Class A	7,289	1,398
	Foot Locker Inc.	39,112	1,342
*	Toll Brothers Inc.	39,045	1,334
	Dick's Sporting Goods Inc.	25,462	1,333
	Hanesbrands Inc.	25,514	1,272
*	Under Armour Inc. Class A	20,119	1,247
*	Jarden Corp.	26,225	1,222
	Williams-Sonoma Inc.	22,389	1,208
*	NVR Inc.	1,219	1,199
	Tupperware Brands Corp.	14,017	1,135
	Service Corp. International	54,788	985
*	AMC Networks Inc. Class A	15,031	962
	Carter's Inc.	13,246	955
	American Eagle Outfitters Inc.	46,767	926
	Domino's Pizza Inc.	14,690	871
	Gentex Corp.	37,151	850
*	Cabela's Inc.	12,001	805
	Cinemark Holdings Inc.	26,552	779
	Chico's FAS Inc.	43,014	777
	Brinker International Inc.	18,371	720
*	Lamar Advertising Co. Class A	14,376	672
*	Ascena Retail Group Inc.	32,793	667
	Sotheby's	17,647	657
*	Tempur-Pedic International Inc.	15,446	653
*	Bally Technologies Inc.	10,043	572
	Rent-A-Center Inc.	15,126	553
	HSN Inc.	9,588	546
	Aaron's Inc.	18,306	514
*	Big Lots Inc.	15,043	512
*	Life Time Fitness Inc.	10,260	511
	Cheesecake Factory Inc.	12,652	505
	Guess? Inc.	15,841	503
	Thor Industries Inc.	11,356	485
*	CST Brands Inc.	15,870	482
	John Wiley & Sons Inc. Class A	12,119	481
*	Deckers Outdoor Corp.	8,886	477
	KB Home	21,285	472
	DeVry Inc.	14,685	459
	Wendy's Co.	72,729	433
*	DreamWorks Animation SKG Inc. Class A	18,619	409
*	Saks Inc.	26,186	388
*	ANN Inc.	12,560	385
	Meredith Corp.	9,332	382

MDC Holdings Inc.	10,061	373
* WMS Industries Inc.	14,220	361
* New York Times Co. Class A	31,498	333
Bob Evans Farms Inc.	7,199	332
* Office Depot Inc.	73,794	325
* Aeropostale Inc.	20,210	295
Matthews International Corp. Class A	7,242	278
Regis Corp.	14,809	273
Valassis Communications Inc.	10,243	266
International Speedway Corp. Class A	6,634	230
* Barnes & Noble Inc.	9,806	221
Scholastic Corp.	6,902	209
Strayer Education Inc.	2,953	158
* Scientific Games Corp. Class A	13,719	149
		47,002
Consumer Staples (4.2%)
* Green Mountain Coffee Roasters Inc.	32,046	2,343
Church & Dwight Co. Inc.	35,805	2,177
Energizer Holdings Inc.	16,060	1,537
Ingredion Inc.	20,050	1,366
Hillshire Brands Co.	31,903	1,105
* Smithfield Foods Inc.	32,397	1,067
Flowers Foods Inc.	29,788	994
* United Natural Foods Inc.	12,791	677
Harris Teeter Supermarkets Inc.	12,852	604
* Dean Foods Co.	48,120	505
Lancaster Colony Corp.	5,008	413
* Post Holdings Inc.	8,483	358
Universal Corp.	6,056	355
* SUPERVALU Inc.	51,561	333
* WhiteWave Foods Co. Class A	18,508	323
* WhiteWave Foods Co. Class B	17,426	288
Tootsie Roll Industries Inc.	5,461	172
		14,617
Energy (5.4%)
HollyFrontier Corp.	52,812	2,614
Oceaneering International Inc.	28,062	2,034
Cimarex Energy Co.	22,421	1,573
* Oil States International Inc.	14,239	1,403
* Dresser-Rand Group Inc.	19,693	1,193
* Superior Energy Services Inc.	41,382	1,104
SM Energy Co.	17,181	1,042
Energen Corp.	18,743	1,016
* Dril-Quip Inc.	9,464	856
Patterson-UTI Energy Inc.	37,873	796
* Atwood Oceanics Inc.	14,822	778
World Fuel Services Corp.	18,740	763
* Rosetta Resources Inc.	15,478	725
Tidewater Inc.	12,822	706
* Helix Energy Solutions Group Inc.	25,587	610
* Unit Corp.	11,302	511
* Alpha Natural Resources Inc.	57,006	381
CARBO Ceramics Inc.	5,107	337
Arch Coal Inc.	54,800	283
* Bill Barrett Corp.	12,424	280

* Forest Oil Corp.	31,037	141
		19,146
Financials (22.7%)
Realty Income Corp.	50,334	2,288
* Affiliated Managers Group Inc.	13,642	2,237
SL Green Realty Corp.	23,682	2,060
Federal Realty Investment Trust	16,846	1,815
Rayonier Inc.	32,349	1,792
Everest Re Group Ltd.	13,259	1,719
* Alleghany Corp.	4,376	1,707
UDR Inc.	64,916	1,582
Essex Property Trust Inc.	9,836	1,546
Camden Property Trust	21,922	1,518
New York Community Bancorp Inc.	114,263	1,495
Fidelity National Financial Inc. Class A	55,758	1,467
Arthur J Gallagher & Co.	32,661	1,427
Duke Realty Corp.	83,467	1,383
Taubman Centers Inc.	16,438	1,325
Eaton Vance Corp.	31,255	1,297
Raymond James Financial Inc.	29,312	1,289
Reinsurance Group of America Inc. Class A	19,185	1,264
Senior Housing Properties Trust	48,798	1,261
Liberty Property Trust	31,029	1,259
Alexandria Real Estate Equities Inc.	18,253	1,250
Regency Centers Corp.	23,458	1,210
WR Berkley Corp.	28,592	1,171
Extra Space Storage Inc.	26,726	1,120
HCC Insurance Holdings Inc.	26,106	1,119
American Campus Communities Inc.	27,161	1,109
* MSCI Inc. Class A	31,200	1,099
National Retail Properties Inc.	30,054	1,078
SEI Investments Co.	34,945	1,070
Jones Lang LaSalle Inc.	11,433	1,050
Hospitality Properties Trust	35,718	1,042
Corrections Corp. of America	29,618	1,041
Kilroy Realty Corp.	19,444	1,029
Cullen/Frost Bankers Inc.	15,964	1,027
Waddell & Reed Financial Inc. Class A	22,213	1,023
BioMed Realty Trust Inc.	47,792	1,000
BRE Properties Inc.	19,967	998
Brown & Brown Inc.	30,632	989
East West Bancorp Inc.	36,365	958
Omega Healthcare Investors Inc.	29,318	950
American Financial Group Inc.	19,433	944
Weingarten Realty Investors	29,011	925
* Signature Bank	11,983	925
CBOE Holdings Inc.	22,649	909
* SVB Financial Group	11,616	899
First Niagara Financial Group Inc.	91,506	894
Commerce Bancshares Inc.	20,006	871
Old Republic International Corp.	62,630	852
Home Properties Inc.	13,375	813
FirstMerit Corp.	42,862	809
Protective Life Corp.	20,282	785
City National Corp.	12,303	772
Highwoods Properties Inc.	20,907	761
Federated Investors Inc. Class B	24,421	676

Associated Banc-Corp	43,605	672
First American Financial Corp.	27,847	665
Aspen Insurance Holdings Ltd.	18,072	664
Hancock Holding Co.	22,054	630
TCF Financial Corp.	42,355	610
Prosperity Bancshares Inc.	12,145	608
Fulton Financial Corp.	51,560	592
Corporate Office Properties Trust	22,239	592
Bank of Hawaii Corp.	11,658	587
Hanover Insurance Group Inc.	11,600	583
Mack-Cali Realty Corp.	21,699	575
Synovus Financial Corp.	204,576	561
Webster Financial Corp.	23,225	542
StanCorp Financial Group Inc.	11,539	524
Kemper Corp.	14,067	480
Valley National Bancorp	51,415	479
Apollo Investment Corp.	57,680	478
Washington Federal Inc.	27,175	475
Potlatch Corp.	10,436	474
Trustmark Corp.	17,323	442
Janus Capital Group Inc.	49,168	431
Mercury General Corp.	9,363	419
Primerica Inc.	11,813	416
* Alexander & Baldwin Inc.	11,110	392
Cathay General Bancorp	19,025	386
Equity One Inc.	15,968	373
BancorpSouth Inc.	21,609	371
Greenhill & Co. Inc.	6,633	330
Westamerica Bancorporation	7,014	316
International Bancshares Corp.	14,051	306
Astoria Financial Corp.	21,338	210
		80,082
Health Care (9.1%)
* Vertex Pharmaceuticals Inc.	56,607	4,546
* Henry Schein Inc.	22,722	2,188
ResMed Inc.	37,233	1,787
* Mettler-Toledo International Inc.	7,864	1,716
Universal Health Services Inc. Class B	23,077	1,596
* Hologic Inc.	69,463	1,441
Cooper Cos. Inc.	12,535	1,417
Omnicare Inc.	27,153	1,250
* MEDNAX Inc.	12,980	1,205
* IDEXX Laboratories Inc.	14,163	1,168
Community Health Systems Inc.	23,917	1,152
* Endo Health Solutions Inc.	29,609	1,075
* Covance Inc.	14,303	1,067
* Health Management Associates Inc. Class A	66,763	921
Teleflex Inc.	10,635	833
* United Therapeutics Corp.	12,113	805
STERIS Corp.	15,175	688
* Health Net Inc.	20,592	656
* Allscripts Healthcare Solutions Inc.	44,761	620
* LifePoint Hospitals Inc.	12,198	607
Techne Corp.	8,998	598
* Bio-Rad Laboratories Inc. Class A	5,229	594
* VCA Antech Inc.	22,962	587
* WellCare Health Plans Inc.	11,229	585

Hill-Rom Holdings Inc.	15,677	566
* HMS Holdings Corp.	22,617	563
Owens & Minor Inc.	16,441	562
* Charles River Laboratories International Inc.	12,517	542
* Thoratec Corp.	14,879	464
Masimo Corp.	13,480	292
		32,091
Industrials (16.7%)
AMETEK Inc.	63,120	2,724
Fortune Brands Home & Security Inc.	42,610	1,802
JB Hunt Transport Services Inc.	23,486	1,730
* B/E Aerospace Inc.	27,178	1,724
AGCO Corp.	25,180	1,397
Hubbell Inc. Class B	13,848	1,391
KBR Inc.	38,304	1,383
* United Rentals Inc.	24,136	1,372
Wabtec Corp.	12,384	1,362
Donaldson Co. Inc.	35,011	1,313
Waste Connections Inc.	32,003	1,288
Lincoln Electric Holdings Inc.	21,524	1,287
IDEX Corp.	21,415	1,179
Timken Co.	20,664	1,173
* Kirby Corp.	14,719	1,149
Manpowergroup Inc.	19,946	1,142
* Genesee & Wyoming Inc. Class A	12,825	1,142
Towers Watson & Co. Class A	14,647	1,138
Carlisle Cos. Inc.	16,471	1,077
Nordson Corp.	14,730	1,049
* Alaska Air Group Inc.	18,255	1,037
* Terex Corp.	28,728	1,030
Graco Inc.	15,790	1,018
Triumph Group Inc.	13,007	1,010
MSC Industrial Direct Co. Inc. Class A	12,128	1,003
URS Corp.	19,931	965
Gardner Denver Inc.	12,754	963
SPX Corp.	12,194	962
* Copart Inc.	27,523	946
Valmont Industries Inc.	6,095	928
* Oshkosh Corp.	22,674	903
Kennametal Inc.	20,560	891
Trinity Industries Inc.	20,534	840
* AECOM Technology Corp.	27,185	837
Acuity Brands Inc.	11,108	834
Regal-Beloit Corp.	11,673	788
* Clean Harbors Inc.	13,718	785
Lennox International Inc.	11,870	760
Crane Co.	12,503	747
ITT Corp.	23,956	722
Huntington Ingalls Industries Inc.	12,875	711
CLARCOR Inc.	12,878	698
Watsco Inc.	7,716	673
Alliant Techsystems Inc.	8,514	669
Landstar System Inc.	12,065	637
RR Donnelley & Sons Co.	46,846	622
Woodward Inc.	15,704	615
GATX Corp.	12,187	608
Exelis Inc.	48,927	594

* Esterline Technologies Corp.	8,050	591
Con-way Inc.	14,466	550
Corporate Executive Board Co.	8,621	528
Deluxe Corp.	13,117	491
Harsco Corp.	20,832	487
* General Cable Corp.	12,839	454
Rollins Inc.	17,005	430
HNI Corp.	11,610	427
UTi Worldwide Inc.	26,801	424
Herman Miller Inc.	15,077	424
* FTI Consulting Inc.	10,604	403
Mine Safety Appliances Co.	8,029	401
* JetBlue Airways Corp.	58,002	360
Brink's Co.	12,406	333
Werner Enterprises Inc.	11,539	289
Granite Construction Inc.	9,199	284
Matson Inc.	11,016	277
		58,771
Information Technology (15.4%)
* Equinix Inc.	12,663	2,566
* Alliance Data Systems Corp.	12,941	2,292
* Cree Inc.	30,267	1,887
* Trimble Navigation Ltd.	66,247	1,848
* ANSYS Inc.	24,116	1,797
* Synopsys Inc.	39,908	1,455
* NCR Corp.	42,478	1,419
* Gartner Inc.	24,228	1,372
* Avnet Inc.	35,547	1,214
* Skyworks Solutions Inc.	49,820	1,189
* 3D Systems Corp.	23,714	1,151
* Cadence Design Systems Inc.	73,105	1,106
* Arrow Electronics Inc.	27,511	1,094
* Rackspace Hosting Inc.	28,646	1,075
Jack Henry & Associates Inc.	22,361	1,049
FactSet Research Systems Inc.	10,550	1,036
* Informatica Corp.	27,986	1,018
Global Payments Inc.	20,431	980
Solera Holdings Inc.	17,877	979
* Concur Technologies Inc.	11,836	956
* Atmel Corp.	114,021	897
* MICROS Systems Inc.	20,591	869
* TIBCO Software Inc.	40,360	861
Broadridge Financial Solutions Inc.	31,625	858
* NeuStar Inc. Class A	17,165	832
* CommVault Systems Inc.	11,142	780
* PTC Inc.	31,029	779
* Ingram Micro Inc.	39,059	746
* WEX Inc.	10,045	742
Lender Processing Services Inc.	22,062	730
National Instruments Corp.	24,667	701
* Rovi Corp.	26,985	696
AOL Inc.	20,015	694
* SolarWinds Inc.	15,956	673
* CoreLogic Inc.	25,399	665
* VeriFone Systems Inc.	28,054	654
* Riverbed Technology Inc.	42,207	652
* Semtech Corp.	17,204	629

* Compuware Corp.	55,143	619
* Zebra Technologies Corp.	13,237	604
DST Systems Inc.	7,821	533
Diebold Inc.	16,338	526
* Polycom Inc.	45,725	518
Plantronics Inc.	11,003	508
Convergys Corp.	27,447	499
Lexmark International Inc. Class A	16,317	498
* Vishay Intertechnology Inc.	34,077	496
* Tech Data Corp.	9,753	489
InterDigital Inc.	10,627	489
* ValueClick Inc.	18,493	487
* MEMC Electronic Materials Inc.	59,743	482
* Fairchild Semiconductor International Inc. Class A	32,813	476
* ACI Worldwide Inc.	10,190	474
Mentor Graphics Corp.	24,402	463
Fair Isaac Corp.	9,168	450
* Ciena Corp.	26,220	439
* Silicon Laboratories Inc.	9,972	428
* Itron Inc.	10,150	426
* Acxiom Corp.	19,067	419
* RF Micro Devices Inc.	72,208	399
* International Rectifier Corp.	17,866	393
Cypress Semiconductor Corp.	34,874	392
ADTRAN Inc.	16,028	371
* Integrated Device Technology Inc.	37,595	320
* Advent Software Inc.	8,325	276
Intersil Corp. Class A	33,052	271
* QLogic Corp.	23,786	232
Tellabs Inc.	87,032	180
* Monster Worldwide Inc.	30,375	168
ManTech International Corp. Class A	6,164	167
		54,433
Materials (7.1%)
Rock Tenn Co. Class A	18,629	1,840
Ashland Inc.	19,059	1,695
Valspar Corp.	21,705	1,556
Albemarle Corp.	23,051	1,543
Reliance Steel & Aluminum Co.	19,789	1,301
Martin Marietta Materials Inc.	11,907	1,298
Packaging Corp. of America	25,476	1,248
RPM International Inc.	34,346	1,138
Aptargroup Inc.	17,184	975
Royal Gold Inc.	16,880	924
Sonoco Products Co.	26,213	918
Eagle Materials Inc.	12,169	897
Steel Dynamics Inc.	57,125	876
Cytec Industries Inc.	10,887	778
NewMarket Corp.	2,786	764
Compass Minerals International Inc.	8,637	754
Domtar Corp.	9,035	655
Cabot Corp.	15,578	638
* Louisiana-Pacific Corp.	36,154	635
Carpenter Technology Corp.	11,500	554
Silgan Holdings Inc.	11,748	549
Sensient Technologies Corp.	13,004	537
Olin Corp.	20,711	516

Scotts Miracle-Gro Co. Class A			10,028	474
Worthington Industries Inc.			13,661	470
Commercial Metals Co.			30,095	464
Greif Inc. Class A			7,846	409
Minerals Technologies Inc.			9,107	388
Intrepid Potash Inc.			14,036	264
Freeport-McMoRan Copper & Gold Inc.			22	1
				25,059
Telecommunication Services (0.5%)
* tw telecom inc Class A			39,464	1,126
Telephone & Data Systems Inc.			26,107	607
				1,733
Utilities (5.0%)
OGE Energy Corp.			25,634	1,740
NV Energy Inc.			61,002	1,430
Alliant Energy Corp.			28,801	1,419
National Fuel Gas Co.			21,665	1,326
MDU Resources Group Inc.			49,000	1,267
Aqua America Inc.			36,420	1,132
UGI Corp.			29,370	1,122
Questar Corp.			45,438	1,105
Westar Energy Inc.			32,901	1,044
Atmos Energy Corp.			23,476	991
Great Plains Energy Inc.			39,850	899
Vectren Corp.			21,336	733
Cleco Corp.			15,801	719
Hawaiian Electric Industries Inc.			25,463	666
IDACORP Inc.			13,029	615
WGL Holdings Inc.			13,425	576
Black Hills Corp.			11,490	546
PNM Resources Inc.			20,575	461
				17,791
Total Common Stocks (Cost $301,247)				350,725
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.2%)
2 Vanguard Market Liquidity Fund	0.136%		4,310,000	4,310

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.120%	6/5/13	100	100
Total Temporary Cash Investments (Cost $4,410)				4,410
Total Investments (100.7%) (Cost $305,657)				355,135
Other Assets and Liabilities-Net (-0.7%)				(2,319)
Net Assets (100%)				352,816

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	350,725	—	—
Temporary Cash Investments	4,310	100	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	355,018	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

S&P Mid-Cap 400 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	~~Value~~	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2013	17	2,012	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $305,657,000. Net unrealized appreciation of investment securities for tax purposes was $49,478,000, consisting of unrealized gains of $53,658,000 on securities that had risen in value since their purchase and $4,180,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (19.4%)
	Tractor Supply Co.	20,146	2,256
*	LKQ Corp.	86,850	2,126
	Polaris Industries Inc.	18,528	1,770
*	Panera Bread Co. Class A	8,177	1,569
	Foot Locker Inc.	43,875	1,506
*	Toll Brothers Inc.	43,801	1,497
	Dick's Sporting Goods Inc.	28,563	1,495
	Hanesbrands Inc.	28,621	1,427
*	Under Armour Inc. Class A	22,569	1,399
*	Jarden Corp.	29,419	1,370
	Williams-Sonoma Inc.	25,116	1,355
*	Mohawk Industries Inc.	10,850	1,206
	Service Corp. International	61,457	1,105
*	AMC Networks Inc. Class A	16,861	1,079
	Carter's Inc.	14,858	1,071
	American Eagle Outfitters Inc.	52,460	1,038
	Gentex Corp.	41,673	953
	Advance Auto Parts Inc.	11,150	909
*	Cabela's Inc.	13,461	903
	Cinemark Holdings Inc.	29,783	874
	Chico's FAS Inc.	48,249	871
*	NVR Inc.	848	834
	Tupperware Brands Corp.	9,436	764
*	Lamar Advertising Co. Class A	16,125	753
*	Ascena Retail Group Inc.	36,953	751
	Signet Jewelers Ltd.	10,846	743
*	Bally Technologies Inc.	11,216	639
	HSN Inc.	10,716	610
	Domino's Pizza Inc.	10,082	597
	Brinker International Inc.	14,182	556
	Thor Industries Inc.	12,766	545
	KB Home	23,788	527
	Sotheby's	13,016	485
*	Tempur-Pedic International Inc.	10,244	433
*	ANN Inc.	14,047	431
	MDC Holdings Inc.	11,314	420
	Bob Evans Farms Inc.	8,097	374
	Cheesecake Factory Inc.	7,988	319
*	CST Brands Inc.	8,947	272
*	Life Time Fitness Inc.	5,438	271
*	Office Depot Inc.	44,388	196
			38,299
Consumer Staples (3.2%)
*	Green Mountain Coffee Roasters Inc.	23,369	1,709
	Ingredion Inc.	22,492	1,532
	Church & Dwight Co. Inc.	22,897	1,393
	Flowers Foods Inc.	16,332	545
*	United Natural Foods Inc.	7,156	379

* WhiteWave Foods Co. Class A	19,823	346
Lancaster Colony Corp.	2,671	220
* SUPERVALU Inc.	26,332	170
Tootsie Roll Industries Inc.	3,127	98
		6,392
Energy (4.5%)
HollyFrontier Corp.	59,248	2,933
Oceaneering International Inc.	18,260	1,323
* Oil States International Inc.	9,266	913
Cimarex Energy Co.	10,817	759
SM Energy Co.	11,180	678
* Dresser-Rand Group Inc.	9,943	602
* Dril-Quip Inc.	5,295	479
* Rosetta Resources Inc.	10,044	471
Patterson-UTI Energy Inc.	21,612	454
CARBO Ceramics Inc.	2,759	182
* Forest Oil Corp.	17,488	79
		8,873
Financials (18.2%)
* Affiliated Managers Group Inc.	15,304	2,510
Realty Income Corp.	32,189	1,463
Eaton Vance Corp.	35,062	1,455
Extra Space Storage Inc.	29,981	1,256
Rayonier Inc.	22,139	1,227
Jones Lang LaSalle Inc.	12,825	1,178
Corrections Corp. of America	33,224	1,168
Federal Realty Investment Trust	10,773	1,161
Waddell & Reed Financial Inc. Class A	24,917	1,147
Omega Healthcare Investors Inc.	32,887	1,066
* Signature Bank	13,442	1,037
* SVB Financial Group	13,030	1,008
* Alleghany Corp.	2,554	996
Fidelity National Financial Inc. Class A	34,406	905
Taubman Centers Inc.	10,881	877
City National Corp.	13,800	866
Camden Property Trust	12,298	852
Essex Property Trust Inc.	5,408	850
Raymond James Financial Inc.	19,074	839
Arthur J Gallagher & Co.	19,055	832
Regency Centers Corp.	14,738	761
First American Financial Corp.	31,310	748
UDR Inc.	30,591	746
* MSCI Inc. Class A	21,002	740
Senior Housing Properties Trust	27,375	708
Duke Realty Corp.	42,142	698
SEI Investments Co.	22,739	696
Synovus Financial Corp.	228,614	626
CBOE Holdings Inc.	15,229	611
Brown & Brown Inc.	18,850	608
American Campus Communities Inc.	14,588	596
National Retail Properties Inc.	15,806	567
Kilroy Realty Corp.	10,226	541
Washington Federal Inc.	30,548	534
Highwoods Properties Inc.	14,035	511
Weingarten Realty Investors	15,906	507
BRE Properties Inc.	9,161	458

Cathay General Bancorp	21,278	432
Home Properties Inc.	6,735	409
Fulton Financial Corp.	32,361	372
Webster Financial Corp.	14,401	336
Potlatch Corp.	6,707	305
Corporate Office Properties Trust	10,222	272
Greenhill & Co. Inc.	4,141	206
Equity One Inc.	7,972	186
		35,867
Health Care (9.9%)
* Vertex Pharmaceuticals Inc.	63,507	5,100
ResMed Inc.	41,769	2,005
* Mettler-Toledo International Inc.	8,822	1,925
Cooper Cos. Inc.	14,061	1,589
* Henry Schein Inc.	15,041	1,448
* IDEXX Laboratories Inc.	15,888	1,310
* United Therapeutics Corp.	13,587	903
* Hologic Inc.	41,304	857
* Covance Inc.	9,628	718
* MEDNAX Inc.	7,573	703
* Endo Health Solutions Inc.	17,606	639
* HMS Holdings Corp.	25,343	631
* Charles River Laboratories International Inc.	14,028	608
* Thoratec Corp.	16,727	521
Techne Corp.	5,346	356
Masimo Corp.	8,568	186
		19,499
Industrials (17.3%)
AMETEK Inc.	70,813	3,056
Fortune Brands Home & Security Inc.	47,802	2,021
JB Hunt Transport Services Inc.	26,347	1,941
* B/E Aerospace Inc.	30,489	1,934
Wabtec Corp.	13,892	1,528
Lincoln Electric Holdings Inc.	24,145	1,444
Timken Co.	23,180	1,316
Nordson Corp.	16,523	1,177
* Alaska Air Group Inc.	20,477	1,163
* Terex Corp.	32,226	1,156
Graco Inc.	17,712	1,142
MSC Industrial Direct Co. Inc. Class A	13,604	1,125
* United Rentals Inc.	18,683	1,062
* Copart Inc.	30,874	1,062
Valmont Industries Inc.	6,837	1,041
Hubbell Inc. Class B	9,011	905
Donaldson Co. Inc.	23,960	899
IDEX Corp.	16,097	886
* Clean Harbors Inc.	15,387	880
Lennox International Inc.	13,315	852
* Genesee & Wyoming Inc. Class A	8,777	782
Waste Connections Inc.	18,312	737
* Kirby Corp.	9,082	709
Carlisle Cos. Inc.	10,718	701
Triumph Group Inc.	8,755	680
Acuity Brands Inc.	7,705	578
Regal-Beloit Corp.	6,923	467
Watsco Inc.	5,266	459

Landstar System Inc.	8,236	435
ITT Corp.	12,867	388
Corporate Executive Board Co.	5,638	345
CLARCOR Inc.	6,358	345
Rollins Inc.	10,589	267
Deluxe Corp.	6,382	239
Herman Miller Inc.	7,522	211
Mine Safety Appliances Co.	4,088	204
		34,137
Information Technology (20.1%)
* Equinix Inc.	14,206	2,879
* Alliance Data Systems Corp.	14,518	2,571
* Cree Inc.	33,955	2,117
* Trimble Navigation Ltd.	74,318	2,073
* Gartner Inc.	27,178	1,539
* Skyworks Solutions Inc.	55,887	1,333
* 3D Systems Corp.	26,601	1,291
* ANSYS Inc.	17,316	1,290
* Cadence Design Systems Inc.	82,005	1,241
* Rackspace Hosting Inc.	32,134	1,206
* Concur Technologies Inc.	13,276	1,072
* NCR Corp.	31,453	1,051
* Atmel Corp.	127,899	1,007
* TIBCO Software Inc.	45,272	966
* NeuStar Inc. Class A	19,254	933
* CommVault Systems Inc.	12,497	875
* Synopsys Inc.	23,730	865
* WEX Inc.	11,267	832
National Instruments Corp.	27,668	786
* SolarWinds Inc.	17,897	754
* CoreLogic Inc.	28,489	746
Jack Henry & Associates Inc.	15,805	742
* Riverbed Technology Inc.	47,561	735
* Semtech Corp.	19,277	704
Solera Holdings Inc.	12,635	692
FactSet Research Systems Inc.	6,747	662
Global Payments Inc.	11,887	570
InterDigital Inc.	11,947	549
* ValueClick Inc.	20,669	544
* ACI Worldwide Inc.	11,457	533
Mentor Graphics Corp.	27,434	521
Fair Isaac Corp.	10,307	506
* Ciena Corp.	29,480	494
* Itron Inc.	11,413	479
* MICROS Systems Inc.	11,060	467
Broadridge Financial Solutions Inc.	16,632	451
Lender Processing Services Inc.	12,330	408
* PTC Inc.	15,971	401
* Zebra Technologies Corp.	8,583	392
* VeriFone Systems Inc.	15,406	359
Plantronics Inc.	7,444	344
AOL Inc.	9,657	335
* Acxiom Corp.	13,547	298
* Silicon Laboratories Inc.	5,981	257
Cypress Semiconductor Corp.	18,499	208
* RF Micro Devices Inc.	36,788	203
* Integrated Device Technology Inc.	22,616	193

*	Advent Software Inc.	4,661	155
39,629
Materials (6.2%)
Valspar Corp.	24,349	1,745
Packaging Corp. of America	28,579	1,400
Albemarle Corp.	15,517	1,038
Royal Gold Inc.	18,935	1,037
Eagle Materials Inc.	13,651	1,007
Ashland Inc.	11,119	989
NewMarket Corp.	3,125	857
Martin Marietta Materials Inc.	6,546	714
*	Louisiana-Pacific Corp.	40,553	712
RPM International Inc.	18,882	626
Cytec Industries Inc.	7,430	531
Worthington Industries Inc.	15,358	528
Carpenter Technology Corp.	8,998	433
Compass Minerals International Inc.	4,252	371
Silgan Holdings Inc.	6,321	296
Freeport-McMoRan Copper & Gold Inc.	166	5
12,289
Telecommunication Services (0.6%)
*	tw telecom inc Class A	44,269	1,263

Utilities (0.5%)
Aqua America Inc.	22,065	686
PNM Resources Inc.	11,994	269
955
Total Common Stocks (Cost $167,672)	197,203
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund	0.136%	1,070,026	1,070

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.120%	6/5/13	100	100
Total Temporary Cash Investments (Cost $1,170)	1,170
Total Investments (100.5%) (Cost $168,842)	198,373
Other Assets and Liabilities-Net (-0.5%)	(1,004)
Net Assets (100%)	197,369

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

S&P Mid-Cap 400 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	197,203	—	—
Temporary Cash Investments	1,070	100	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	198,268	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

S&P Mid-Cap 400 Growth Index Fund

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2013	[5]	592	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $168,842,000. Net unrealized appreciation of investment securities for tax purposes was $29,531,000, consisting of unrealized gains of $31,846,000 on securities that had risen in value since their purchase and $2,315,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (7.3%)
	Signet Jewelers Ltd.	3,846	264
	Advance Auto Parts Inc.	3,109	253
*	Mohawk Industries Inc.	1,844	205
	Rent-A-Center Inc.	5,119	187
	Aaron's Inc.	6,196	174
*	Big Lots Inc.	5,091	173
	Guess? Inc.	5,376	171
	John Wiley & Sons Inc. Class A	4,126	164
*	Deckers Outdoor Corp.	3,026	162
	DeVry Inc.	4,983	156
*	NVR Inc.	157	154
	Tupperware Brands Corp.	1,900	154
	Wendy's Co.	24,682	147
*	DreamWorks Animation SKG Inc. Class A	6,285	138
*	Saks Inc.	8,887	132
	Meredith Corp.	3,149	129
*	WMS Industries Inc.	4,830	122
	Domino's Pizza Inc.	1,948	115
*	New York Times Co. Class A	10,729	113
*	Aeropostale Inc.	6,849	100
	Matthews International Corp. Class A	2,441	94
*	Life Time Fitness Inc.	1,843	92
	Regis Corp.	4,954	91
*	Tempur-Pedic International Inc.	2,146	91
	Valassis Communications Inc.	3,453	90
*	CST Brands Inc.	2,710	82
	International Speedway Corp. Class A	2,253	78
	Cheesecake Factory Inc.	1,902	76
	Sotheby's	2,038	76
	Brinker International Inc.	1,936	76
*	Barnes & Noble Inc.	3,330	75
	Scholastic Corp.	2,343	71
	Strayer Education Inc.	1,003	54
*	Office Depot Inc.	11,821	52
*	Scientific Games Corp. Class A	4,643	51
			4,362
Consumer Staples (5.1%)
	Energizer Holdings Inc.	5,441	521
	Hillshire Brands Co.	10,808	374
*	Smithfield Foods Inc.	10,975	361
	Church & Dwight Co. Inc.	5,217	317
*	Green Mountain Coffee Roasters Inc.	3,801	278
	Harris Teeter Supermarkets Inc.	4,350	204
	Flowers Foods Inc.	5,148	172
*	Dean Foods Co.	16,298	171
*	Post Holdings Inc.	2,881	121
	Universal Corp.	2,057	121
*	United Natural Foods Inc.	2,168	115

* WhiteWave Foods Co. Class B	5,963	99
Lancaster Colony Corp.	907	75
* SUPERVALU Inc.	9,690	63
Tootsie Roll Industries Inc.	894	28
* WhiteWave Foods Co. Class A	223	4
		3,024
Energy (6.4%)
* Superior Energy Services Inc.	14,020	374
Energen Corp.	6,350	344
Cimarex Energy Co.	4,330	304
Oceaneering International Inc.	3,994	289
* Atwood Oceanics Inc.	5,021	264
World Fuel Services Corp.	6,349	259
Tidewater Inc.	4,344	239
* Dresser-Rand Group Inc.	3,670	222
* Helix Energy Solutions Group Inc.	8,658	207
* Oil States International Inc.	2,027	200
* Unit Corp.	3,847	174
SM Energy Co.	2,437	148
* Dril-Quip Inc.	1,598	144
Patterson-UTI Energy Inc.	6,267	132
* Alpha Natural Resources Inc.	19,346	129
* Rosetta Resources Inc.	2,192	103
Arch Coal Inc.	18,720	97
* Bill Barrett Corp.	4,245	96
CARBO Ceramics Inc.	903	59
* Forest Oil Corp.	5,180	23
		3,807
Financials (27.4%)
SL Green Realty Corp.	8,024	698
Everest Re Group Ltd.	4,492	582
New York Community Bancorp Inc.	38,712	506
Reinsurance Group of America Inc. Class A	6,500	428
Liberty Property Trust	10,512	427
Alexandria Real Estate Equities Inc.	6,184	424
WR Berkley Corp.	9,687	397
HCC Insurance Holdings Inc.	8,845	379
Hospitality Properties Trust	12,101	353
Cullen/Frost Bankers Inc.	5,409	348
BioMed Realty Trust Inc.	16,191	339
Realty Income Corp.	7,334	333
East West Bancorp Inc.	12,320	324
American Financial Group Inc.	6,584	320
UDR Inc.	12,758	311
First Niagara Financial Group Inc.	31,000	303
Commerce Bancshares Inc.	6,778	295
Old Republic International Corp.	21,217	289
* Alleghany Corp.	712	278
FirstMerit Corp.	14,520	274
Essex Property Trust Inc.	1,700	267
Protective Life Corp.	6,871	266
Federal Realty Investment Trust	2,455	264
Duke Realty Corp.	15,555	258
Camden Property Trust	3,714	257
Rayonier Inc.	4,275	237
Arthur J Gallagher & Co.	5,313	232

Federated Investors Inc. Class B	8,264	229
Associated Banc-Corp	14,771	228
Aspen Insurance Holdings Ltd.	6,151	226
Fidelity National Financial Inc. Class A	8,502	224
Senior Housing Properties Trust	8,268	214
Hancock Holding Co.	7,463	213
Prosperity Bancshares Inc.	4,134	207
TCF Financial Corp.	14,332	206
BRE Properties Inc.	3,992	200
Bank of Hawaii Corp.	3,946	199
Hanover Insurance Group Inc.	3,926	197
American Campus Communities Inc.	4,786	195
Mack-Cali Realty Corp.	7,344	195
National Retail Properties Inc.	5,398	194
Kilroy Realty Corp.	3,492	185
Taubman Centers Inc.	2,284	184
Raymond James Financial Inc.	4,172	183
Regency Centers Corp.	3,498	180
StanCorp Financial Group Inc.	3,906	177
Kemper Corp.	4,789	163
Valley National Bancorp	17,448	163
Apollo Investment Corp.	19,450	161
Weingarten Realty Investors	4,997	159
SEI Investments Co.	4,957	152
Home Properties Inc.	2,484	151
Brown & Brown Inc.	4,655	150
Trustmark Corp.	5,878	150
* MSCI Inc. Class A	4,215	148
Janus Capital Group Inc.	16,686	146
Mercury General Corp.	3,177	142
Primerica Inc.	4,009	141
* Alexander & Baldwin Inc.	3,770	133
BancorpSouth Inc.	7,339	126
CBOE Holdings Inc.	3,079	124
Corporate Office Properties Trust	4,454	119
Westamerica Bancorporation	2,378	107
International Bancshares Corp.	4,800	105
Highwoods Properties Inc.	2,820	103
Fulton Financial Corp.	7,641	88
Webster Financial Corp.	3,569	83
Astoria Financial Corp.	7,245	71
Equity One Inc.	3,055	71
Potlatch Corp.	1,533	70
Greenhill & Co. Inc.	1,021	51
		16,302
Health Care (8.4%)
Universal Health Services Inc. Class B	7,819	541
Omnicare Inc.	9,199	423
Community Health Systems Inc.	8,103	390
* Health Management Associates Inc. Class A	22,617	312
* Henry Schein Inc.	3,157	304
Teleflex Inc.	3,603	282
STERIS Corp.	5,141	233
* Hologic Inc.	11,063	230
* Health Net Inc.	6,969	222
* Allscripts Healthcare Solutions Inc.	15,147	210
* LifePoint Hospitals Inc.	4,128	205

* Bio-Rad Laboratories Inc. Class A	1,770	201
* VCA Antech Inc.	7,772	199
* WellCare Health Plans Inc.	3,800	198
* MEDNAX Inc.	2,112	196
Hill-Rom Holdings Inc.	5,306	192
Owens & Minor Inc.	5,565	190
* Endo Health Solutions Inc.	4,716	171
* Covance Inc.	1,932	144
Techne Corp.	1,425	95
Masimo Corp.	2,023	44
		4,982
Industrials (16.1%)
AGCO Corp.	8,531	473
KBR Inc.	12,977	469
Manpowergroup Inc.	6,758	387
Towers Watson & Co. Class A	4,962	385
URS Corp.	6,752	327
Gardner Denver Inc.	4,321	326
SPX Corp.	4,131	326
* Oshkosh Corp.	7,681	306
Kennametal Inc.	6,965	302
Trinity Industries Inc.	6,956	285
* AECOM Technology Corp.	9,210	284
Crane Co.	4,236	253
Huntington Ingalls Industries Inc.	4,362	241
Alliant Techsystems Inc.	2,882	226
Waste Connections Inc.	5,314	214
RR Donnelley & Sons Co.	15,853	210
Woodward Inc.	5,315	208
GATX Corp.	4,124	206
Exelis Inc.	16,557	201
* Esterline Technologies Corp.	2,725	200
Hubbell Inc. Class B	1,971	198
Con-way Inc.	4,924	187
* Kirby Corp.	2,245	175
Donaldson Co. Inc.	4,627	174
Harsco Corp.	7,069	165
* General Cable Corp.	4,357	154
Carlisle Cos. Inc.	2,345	153
* Genesee & Wyoming Inc. Class A	1,689	150
HNI Corp.	3,940	145
UTi Worldwide Inc.	9,095	144
* United Rentals Inc.	2,527	144
Triumph Group Inc.	1,757	136
* FTI Consulting Inc.	3,579	136
CLARCOR Inc.	2,435	132
IDEX Corp.	2,387	131
ITT Corp.	4,233	128
Regal-Beloit Corp.	1,865	126
* JetBlue Airways Corp.	19,807	123
Brink's Co.	4,202	113
Acuity Brands Inc.	1,424	107
Werner Enterprises Inc.	3,911	98
Granite Construction Inc.	3,143	97
Deluxe Corp.	2,533	95
Matson Inc.	3,735	94
Watsco Inc.	1,015	89

Landstar System Inc.	1,600	85
Herman Miller Inc.	2,884	81
Corporate Executive Board Co.	1,237	76
Mine Safety Appliances Co.	1,509	75
Rollins Inc.	2,615	66
		9,606
Information Technology (10.9%)
* Avnet Inc.	12,043	411
* Arrow Electronics Inc.	9,321	371
* Informatica Corp.	9,481	345
* Ingram Micro Inc.	13,232	253
* Rovi Corp.	9,141	236
* Synopsys Inc.	6,356	232
* ANSYS Inc.	2,942	219
* Compuware Corp.	18,659	209
DST Systems Inc.	2,647	180
Diebold Inc.	5,562	179
* Polycom Inc.	15,517	176
Convergys Corp.	9,344	170
Lexmark International Inc. Class A	5,537	169
* Vishay Intertechnology Inc.	11,564	168
* Tech Data Corp.	3,310	166
* MEMC Electronic Materials Inc.	20,277	164
* NCR Corp.	4,878	163
* Fairchild Semiconductor International Inc. Class A	11,135	162
Global Payments Inc.	3,312	159
Broadridge Financial Solutions Inc.	5,661	154
* MICROS Systems Inc.	3,616	153
FactSet Research Systems Inc.	1,532	150
* PTC Inc.	5,658	142
AOL Inc.	3,852	133
* International Rectifier Corp.	6,063	133
Jack Henry & Associates Inc.	2,794	131
ADTRAN Inc.	5,474	127
Lender Processing Services Inc.	3,734	123
Solera Holdings Inc.	2,248	123
* VeriFone Systems Inc.	4,843	113
Intersil Corp. Class A	11,055	91
* Zebra Technologies Corp.	1,873	85
* QLogic Corp.	8,019	78
* RF Micro Devices Inc.	13,566	75
Cypress Semiconductor Corp.	6,280	71
Plantronics Inc.	1,504	69
* Silicon Laboratories Inc.	1,602	69
Tellabs Inc.	29,543	61
* Monster Worldwide Inc.	10,281	57
ManTech International Corp. Class A	2,092	57
* Acxiom Corp.	2,404	53
* Integrated Device Technology Inc.	6,023	51
* Advent Software Inc.	1,400	46
		6,477
Materials (8.0%)
Rock Tenn Co. Class A	6,312	624
Reliance Steel & Aluminum Co.	6,705	441
Aptargroup Inc.	5,822	330
Sonoco Products Co.	8,880	311

Steel Dynamics Inc.			19,352	297
Ashland Inc.			3,100	276
Martin Marietta Materials Inc.			2,058	224
Domtar Corp.			3,058	222
Cabot Corp.			5,271	216
Albemarle Corp.			3,125	209
RPM International Inc.			5,936	197
Sensient Technologies Corp.			4,396	181
Olin Corp.			7,051	176
Scotts Miracle-Gro Co. Class A			3,403	161
Commercial Metals Co.			10,213	157
Compass Minerals International Inc.			1,633	142
Greif Inc. Class A			2,662	139
Minerals Technologies Inc.			3,075	131
Cytec Industries Inc.			1,443	103
Silgan Holdings Inc.			2,074	97
Intrepid Potash Inc.			4,695	88
Carpenter Technology Corp.			1,172	56
Freeport-McMoRan Copper & Gold Inc.			35	1
				4,779
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.			8,835	205

Utilities (9.6%)
OGE Energy Corp.			8,685	589
NV Energy Inc.			20,667	484
Alliant Energy Corp.			9,758	481
National Fuel Gas Co.			7,340	449
MDU Resources Group Inc.			16,601	429
UGI Corp.			9,950	380
Questar Corp.			15,394	374
Westar Energy Inc.			11,146	354
Atmos Energy Corp.			7,954	336
Great Plains Energy Inc.			13,500	305
Vectren Corp.			7,228	248
Cleco Corp.			5,353	244
Hawaiian Electric Industries Inc.			8,626	226
IDACORP Inc.			4,409	208
WGL Holdings Inc.			4,543	195
Black Hills Corp.			3,889	185
Aqua America Inc.			5,677	176
PNM Resources Inc.			3,373	76
				5,739
Total Common Stocks (Cost $51,182)				59,283
Temporary Cash Investments (0.2%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.2%)
[2,3] Federal Home Loan Bank Discount Notes
(Cost $100)	0.135%	9/20/13	100	100
Total Investments (99.8%) (Cost $51,282)				59,383
Other Assets and Liabilities-Net (0.2%)				143
Net Assets (100%)				59,526

*	Non-income-producing security.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	59,283	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	59,281	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

S&P Mid-Cap 400 Value Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2013	2	237	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $51,282,000. Net unrealized appreciation of investment securities for tax purposes was $8,101,000, consisting of unrealized gains of $8,467,000 on securities that had risen in value since their purchase and $366,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.5%)
	Brunswick Corp.	32,003	1,074
	Wolverine World Wide Inc.	17,777	931
*	Fifth & Pacific Cos. Inc.	42,523	914
	Pool Corp.	16,476	848
*	Lumber Liquidators Holdings Inc.	9,640	792
	Cracker Barrel Old Country Store Inc.	8,432	754
	Ryland Group Inc.	16,134	731
*	Steven Madden Ltd.	14,569	707
*	Live Nation Entertainment Inc.	50,091	682
*	Buffalo Wild Wings Inc.	6,614	635
*	Iconix Brand Group Inc.	20,684	622
	Men's Wearhouse Inc.	16,977	615
*	Genesco Inc.	8,571	579
*	Coinstar Inc.	9,897	576
*	Jack in the Box Inc.	15,445	564
*	Crocs Inc.	31,278	552
	Hillenbrand Inc.	22,246	531
*	Meritage Homes Corp.	11,047	523
*	Hibbett Sports Inc.	9,155	522
	Buckle Inc.	9,694	518
	Monro Muffler Brake Inc.	10,397	489
	Group 1 Automotive Inc.	7,627	485
	Texas Roadhouse Inc. Class A	20,399	482
*	Vitamin Shoppe Inc.	10,713	469
*	Marriott Vacations Worldwide Corp.	10,349	458
*	Standard Pacific Corp.	50,748	449
*	Helen of Troy Ltd.	11,273	447
*	Children's Place Retail Stores Inc.	8,368	446
*	Francesca's Holdings Corp.	15,631	446
*	Jos A Bank Clothiers Inc.	9,914	445
	Arbitron Inc.	9,467	444
*	Select Comfort Corp.	19,791	439
	Dorman Products Inc.	9,572	426
	DineEquity Inc.	5,715	414
*	Pinnacle Entertainment Inc.	20,708	408
	OfficeMax Inc.	30,819	402
	Lithia Motors Inc. Class A	7,479	390
*	Papa John's International Inc.	5,978	385
	Finish Line Inc. Class A	17,633	371
*	Quiksilver Inc.	44,480	350
*	SHFL Entertainment Inc.	19,965	344
	Sturm Ruger & Co. Inc.	6,832	344
	La-Z-Boy Inc.	18,571	343
	Oxford Industries Inc.	5,056	332
*	BJ's Restaurants Inc.	8,784	330
*	iRobot Corp.	9,296	314
*	Skechers U.S.A. Inc. Class A	13,640	307
	Brown Shoe Co. Inc.	14,454	301
	Interval Leisure Group Inc.	13,723	297

Ethan Allen Interiors Inc.	9,213	289
Sonic Automotive Inc. Class A	12,223	278
True Religion Apparel Inc.	8,558	272
Stage Stores Inc.	11,319	260
* Boyd Gaming Corp.	19,964	260
* Multimedia Games Holding Co. Inc.	10,038	257
Drew Industries Inc.	6,672	252
* Zumiez Inc.	7,897	251
* Sonic Corp.	18,549	244
* American Public Education Inc.	6,316	240
CEC Entertainment Inc.	5,963	239
Cato Corp. Class A	9,557	238
* Red Robin Gourmet Burgers Inc.	4,527	238
Standard Motor Products Inc.	6,961	235
* rue21 inc	5,568	234
* Pep Boys-Manny Moe & Jack	18,836	232
Movado Group Inc.	6,290	227
Arctic Cat Inc.	4,676	219
* M/I Homes Inc.	8,452	210
Hot Topic Inc.	15,008	210
* Winnebago Industries Inc.	9,970	207
American Greetings Corp. Class A	11,223	207
* Ruby Tuesday Inc.	20,572	190
Fred's Inc. Class A	11,975	190
Haverty Furniture Cos. Inc.	7,024	173
Callaway Golf Co.	25,182	172
* Capella Education Co.	3,957	172
* Biglari Holdings Inc.	427	172
* Blue Nile Inc.	4,422	157
* Maidenform Brands Inc.	8,362	152
Superior Industries International Inc.	8,216	150
* Universal Electronics Inc.	5,336	142
Ruth's Hospitality Group Inc.	12,601	141
* EW Scripps Co. Class A	10,138	138
Harte-Hanks Inc.	15,364	137
* Tuesday Morning Corp.	15,092	134
* ITT Educational Services Inc.	5,586	134
Stein Mart Inc.	9,803	127
Big 5 Sporting Goods Corp.	6,025	121
* MarineMax Inc.	8,457	97
PetMed Express Inc.	7,096	95
* Christopher & Banks Corp.	13,119	95
Nutrisystem Inc.	10,174	92
Perry Ellis International Inc.	4,287	91
Universal Technical Institute Inc.	7,525	89
Marcus Corp.	6,672	86
* Kirkland's Inc.	5,424	81
* VOXX International Corp. Class A	6,832	76
JAKKS Pacific Inc.	7,367	74
* Zale Corp.	9,548	74
* Corinthian Colleges Inc.	27,778	72
Spartan Motors Inc.	11,192	68
* Digital Generation Inc.	9,194	64
Lincoln Educational Services Corp.	7,978	55
* Career Education Corp.	17,593	52
Blyth Inc.	3,735	52
* Monarch Casino & Resort Inc.	3,291	51

* Coldwater Creek Inc.	6,795	25
		34,517
Consumer Staples (4.0%)
* Hain Celestial Group Inc.	16,487	1,098
* TreeHouse Foods Inc.	12,846	841
Casey's General Stores Inc.	13,595	826
* Darling International Inc.	41,801	820
B&G Foods Inc.	18,770	540
* Prestige Brands Holdings Inc.	18,105	532
Sanderson Farms Inc.	7,102	490
* Boston Beer Co. Inc. Class A	2,996	458
Snyders-Lance Inc.	17,119	444
J&J Snack Foods Corp.	5,268	400
Andersons Inc.	6,169	314
WD-40 Co.	5,202	282
Cal-Maine Foods Inc.	4,945	221
Inter Parfums Inc.	5,751	172
* Medifast Inc.	4,847	140
Spartan Stores Inc.	7,716	137
Calavo Growers Inc.	4,524	134
* Diamond Foods Inc.	7,829	122
* Central Garden and Pet Co. Class A	14,760	112
* Alliance One International Inc.	29,223	106
Nash Finch Co.	4,354	95
* Seneca Foods Corp. Class A	2,760	88
		8,372
Energy (4.7%)
* Gulfport Energy Corp.	24,169	1,153
Lufkin Industries Inc.	11,983	1,058
Bristow Group Inc.	12,798	804
* Exterran Holdings Inc.	23,028	666
* Hornbeck Offshore Services Inc.	11,314	589
* PDC Energy Inc.	10,748	550
SEACOR Holdings Inc.	6,701	515
* Cloud Peak Energy Inc.	21,580	414
* Geospace Technologies Corp.	4,561	396
* Stone Energy Corp.	17,473	393
* Carrizo Oil & Gas Inc.	13,002	334
* Approach Resources Inc.	11,906	300
* C&J Energy Services Inc.	15,901	296
* TETRA Technologies Inc.	27,739	289
* Northern Oil and Gas Inc.	20,911	275
* ION Geophysical Corp.	42,716	273
Comstock Resources Inc.	15,935	257
* Swift Energy Co.	15,254	207
* Era Group Inc.	7,026	181
Contango Oil & Gas Co.	4,528	158
* Pioneer Energy Services Corp.	22,005	154
* Matrix Service Co.	9,230	152
* Basic Energy Services Inc.	9,628	128
Gulf Island Fabrication Inc.	5,113	105
* PetroQuest Energy Inc.	19,997	92
* Penn Virginia Corp.	19,374	90
		9,829
Financials (21.0%)
Tanger Factory Outlet Centers	33,425	1,153

ProAssurance Corp.	21,870	1,098
Mid-America Apartment Communities Inc.	15,057	1,023
Post Properties Inc.	19,365	926
* Portfolio Recovery Associates Inc.	6,001	914
LaSalle Hotel Properties	33,994	897
Geo Group Inc.	25,346	883
EPR Properties	16,616	871
Healthcare Realty Trust Inc.	31,540	839
Lexington Realty Trust	63,738	802
Susquehanna Bancshares Inc.	66,244	796
Prospect Capital Corp.	75,284	782
Medical Properties Trust Inc.	52,558	780
* Stifel Financial Corp.	20,820	749
Sovran Self Storage Inc.	10,810	701
DiamondRock Hospitality Co.	69,351	660
Colonial Properties Trust	29,506	652
Financial Engines Inc.	14,895	642
* Texas Capital Bancshares Inc.	14,465	639
EastGroup Properties Inc.	10,621	624
UMB Financial Corp.	11,504	611
FNB Corp.	51,243	589
First Financial Bankshares Inc.	10,621	584
MarketAxess Holdings Inc.	13,266	575
Umpqua Holdings Corp.	39,698	537
* First Cash Financial Services Inc.	9,551	514
LTC Properties Inc.	12,149	506
Glacier Bancorp Inc.	25,520	496
MB Financial Inc.	19,428	496
Wintrust Financial Corp.	13,118	495
Acadia Realty Trust	18,983	492
Cash America International Inc.	10,218	488
PS Business Parks Inc.	6,382	487
Old National Bancorp	35,891	480
* Virtus Investment Partners Inc.	2,056	477
Government Properties Income Trust	19,393	471
Selective Insurance Group Inc.	19,668	467
Bank of the Ozarks Inc.	10,660	465
RLI Corp.	6,036	453
Pennsylvania REIT	22,022	438
United Bankshares Inc.	16,229	422
National Penn Bancshares Inc.	41,815	413
Community Bank System Inc.	14,064	413
Northwest Bancshares Inc.	33,231	412
Franklin Street Properties Corp.	30,122	410
PrivateBancorp Inc.	21,141	409
Columbia Banking System Inc.	18,629	407
* World Acceptance Corp.	4,376	404
PacWest Bancorp	13,907	401
Cousins Properties Inc.	36,581	378
BBCN Bancorp Inc.	27,944	360
CVB Financial Corp.	31,257	359
* National Financial Partners Corp.	14,144	357
Sabra Health Care REIT Inc.	13,143	356
First Midwest Bancorp Inc.	26,645	351
Home BancShares Inc.	8,178	344
Horace Mann Educators Corp.	14,052	341
* Ezcorp Inc. Class A	16,899	323

First Financial Bancorp	20,540	317
Inland Real Estate Corp.	30,438	313
NBT Bancorp Inc.	15,614	310
Provident Financial Services Inc.	19,268	293
* Pinnacle Financial Partners Inc.	11,590	291
* Forestar Group Inc.	12,355	285
Boston Private Financial Holdings Inc.	27,932	275
* Encore Capital Group Inc.	7,649	273
Employers Holdings Inc.	10,917	270
Tower Group International Ltd.	13,880	268
Independent Bank Corp.	8,061	266
First Commonwealth Financial Corp.	36,399	262
Parkway Properties Inc.	14,215	244
Coresite Realty Corp.	7,489	241
ViewPoint Financial Group Inc.	12,647	239
Infinity Property & Casualty Corp.	4,117	238
Safety Insurance Group Inc.	4,511	236
Interactive Brokers Group Inc.	14,487	228
City Holding Co.	5,533	219
AMERISAFE Inc.	6,438	218
* Navigators Group Inc.	3,745	218
HFF Inc. Class A	11,570	218
Oritani Financial Corp.	13,845	212
Brookline Bancorp Inc.	24,962	212
United Fire Group Inc.	7,700	207
* Piper Jaffray Cos.	5,772	206
S&T Bancorp Inc.	10,545	204
Universal Health Realty Income Trust	4,501	203
Stewart Information Services Corp.	7,324	203
Saul Centers Inc.	4,518	202
Banner Corp.	6,200	199
Getty Realty Corp.	9,478	199
* United Community Banks Inc.	16,388	194
Urstadt Biddle Properties Inc. Class A	9,123	192
TrustCo Bank Corp. NY	33,321	186
* Investment Technology Group Inc.	13,466	186
Kite Realty Group Trust	30,417	185
* eHealth Inc.	7,183	177
* Hanmi Financial Corp.	11,170	176
Tompkins Financial Corp.	4,085	170
* First BanCorp	24,965	153
Simmons First National Corp. Class A	5,868	151
Dime Community Bancshares Inc.	10,262	148
* Wilshire Bancorp Inc.	22,003	145
Meadowbrook Insurance Group Inc.	16,596	133
Sterling Bancorp	10,981	131
Cedar Realty Trust Inc.	19,391	112
Bank Mutual Corp.	15,307	87
* Taylor Capital Group Inc.	5,109	85
Calamos Asset Management Inc. Class A	7,246	76
* SWS Group Inc.	10,224	61
		43,929
Health Care (11.0%)
* Cubist Pharmaceuticals Inc.	23,059	1,267
* Salix Pharmaceuticals Ltd.	18,446	1,119
* PAREXEL International Corp.	20,632	943
* Centene Corp.	18,573	919

* Align Technology Inc.	25,533	913
West Pharmaceutical Services Inc.	12,193	836
* Haemonetics Corp.	18,326	756
Questcor Pharmaceuticals Inc.	20,745	709
* ViroPharma Inc.	23,142	636
* Medicines Co.	19,117	616
* Medidata Solutions Inc.	7,908	546
* Magellan Health Services Inc.	9,578	522
* MWI Veterinary Supply Inc.	4,268	519
* Acorda Therapeutics Inc.	14,313	479
Chemed Corp.	6,811	477
Air Methods Corp.	12,360	463
* Impax Laboratories Inc.	23,157	439
* Neogen Corp.	7,956	433
* Amsurg Corp. Class A	11,395	405
* Cyberonics Inc.	8,431	402
* Hanger Inc.	12,149	388
* Molina Healthcare Inc.	10,252	388
* Akorn Inc.	24,158	351
Analogic Corp.	4,340	345
* NuVasive Inc.	15,620	339
CONMED Corp.	9,958	328
Abaxis Inc.	7,370	324
* ICU Medical Inc.	4,517	322
Meridian Bioscience Inc.	14,691	317
* IPC The Hospitalist Co. Inc.	5,938	290
* Greatbatch Inc.	8,427	271
* Integra LifeSciences Holdings Corp.	7,149	271
* ABIOMED Inc.	12,447	268
* Bio-Reference Labs Inc.	8,649	267
* Luminex Corp.	13,452	259
Cantel Medical Corp.	7,613	259
* Kindred Healthcare Inc.	18,898	255
Quality Systems Inc.	14,148	253
Ensign Group Inc.	6,251	225
* AMN Healthcare Services Inc.	16,243	217
* Omnicell Inc.	11,770	213
* Momenta Pharmaceuticals Inc.	16,152	213
* HealthStream Inc.	7,016	188
Computer Programs & Systems Inc.	3,695	185
Landauer Inc.	3,367	179
* PharMerica Corp.	10,480	164
* Healthways Inc.	12,033	162
Invacare Corp.	10,308	160
Spectrum Pharmaceuticals Inc.	18,565	152
* Natus Medical Inc.	10,625	150
* Cambrex Corp.	10,620	146
* Merit Medical Systems Inc.	14,182	140
* Amedisys Inc.	10,975	135
* Emergent Biosolutions Inc.	9,029	128
Hi-Tech Pharmacal Co. Inc.	3,934	126
* Symmetry Medical Inc.	13,051	122
* Cynosure Inc. Class A	4,849	121
* LHC Group Inc.	5,243	115
* Corvel Corp.	2,112	110
* Gentiva Health Services Inc.	10,146	108
* SurModics Inc.	4,318	103

* Affymetrix Inc.	25,482	96
* Palomar Medical Technologies Inc.	6,343	86
Almost Family Inc.	3,025	60
* Cross Country Healthcare Inc.	11,343	59
* Arqule Inc.	21,513	58
CryoLife Inc.	9,185	57
* Enzo Biochem Inc.	11,208	26
		22,898
Industrials (15.1%)
AO Smith Corp.	27,558	1,080
* Old Dominion Freight Line Inc.	25,074	1,080
* Teledyne Technologies Inc.	13,261	1,024
Toro Co.	20,735	988
EMCOR Group Inc.	23,771	945
Actuant Corp. Class A	25,886	880
* EnerSys Inc.	16,968	846
Belden Inc.	15,799	844
* Moog Inc. Class A	16,086	805
Applied Industrial Technologies Inc.	14,943	718
* Tetra Tech Inc.	22,897	631
Curtiss-Wright Corp.	16,564	602
Healthcare Services Group Inc.	24,222	550
Mueller Industries Inc.	9,980	543
Brady Corp. Class A	16,369	533
Barnes Group Inc.	16,760	507
UniFirst Corp.	5,318	505
Allegiant Travel Co. Class A	5,439	503
United Stationers Inc.	14,301	494
Watts Water Technologies Inc. Class A	10,006	476
Franklin Electric Co. Inc.	13,710	464
* Mobile Mini Inc.	13,553	456
* Hub Group Inc. Class A	12,544	456
Titan International Inc.	18,978	443
* Atlas Air Worldwide Holdings Inc.	9,380	435
ABM Industries Inc.	17,982	435
Simpson Manufacturing Co. Inc.	14,292	418
Forward Air Corp.	10,501	407
* On Assignment Inc.	15,463	403
Briggs & Stratton Corp.	17,089	400
* Orbital Sciences Corp.	21,212	386
AZZ Inc.	9,002	373
Lindsay Corp.	4,556	370
* EnPro Industries Inc.	7,349	370
Knight Transportation Inc.	20,960	359
Interface Inc. Class A	20,350	342
* TrueBlue Inc.	14,405	339
Cubic Corp.	7,089	337
G&K Services Inc. Class A	6,819	329
Albany International Corp.	10,248	325
Tennant Co.	6,555	323
Kaman Corp.	9,436	320
* II-VI Inc.	19,194	319
CIRCOR International Inc.	6,206	317
* Aegion Corp. Class A	13,772	314
Kaydon Corp.	11,379	308
* Korn/Ferry International	17,240	302
ESCO Technologies Inc.	9,368	301

* GenCorp Inc.	21,481	294
AAR Corp.	14,081	283
Universal Forest Products Inc.	7,019	277
Apogee Enterprises Inc.	10,103	270
* Dycom Industries Inc.	11,712	266
Astec Industries Inc.	7,443	263
Exponent Inc.	4,658	261
SkyWest Inc.	18,377	258
Quanex Building Products Corp.	13,115	243
* Navigant Consulting Inc.	18,027	238
Insperity Inc.	7,834	236
Standex International Corp.	4,507	235
Heartland Express Inc.	16,239	233
Encore Wire Corp.	6,597	228
John Bean Technologies Corp.	10,261	222
AAON Inc.	6,612	220
* Federal Signal Corp.	22,098	194
Griffon Corp.	16,199	187
Comfort Systems USA Inc.	13,211	183
Viad Corp.	7,186	177
American Science & Engineering Inc.	2,892	174
Kelly Services Inc. Class A	9,626	171
* Gibraltar Industries Inc.	10,350	168
Arkansas Best Corp.	8,455	161
Resources Connection Inc.	14,546	159
* Powell Industries Inc.	3,218	152
* Engility Holdings Inc.	5,882	150
* Aerovironment Inc.	6,759	136
* Consolidated Graphics Inc.	2,901	135
National Presto Industries Inc.	1,735	134
* Orion Marine Group Inc.	9,632	116
* Lydall Inc.	6,036	87
Heidrick & Struggles International Inc.	5,821	84
CDI Corp.	5,084	69
* Vicor Corp.	6,509	35
* Dolan Co.	51	—
		31,604
Information Technology (17.4%)
* ViaSat Inc.	14,387	1,008
FEI Co.	13,674	985
MAXIMUS Inc.	12,097	903
* Anixter International Inc.	9,519	730
* Microsemi Corp.	32,388	710
* Tyler Technologies Inc.	9,591	662
Cognex Corp.	14,227	639
j2 Global Inc.	15,330	627
* ARRIS Group Inc.	40,625	615
* Sourcefire Inc.	10,885	609
* Veeco Instruments Inc.	13,896	589
ASML Holding NV	7,077	575
Littelfuse Inc.	7,818	575
* OpenTable Inc.	8,140	543
* Take-Two Interactive Software Inc.	32,523	541
MKS Instruments Inc.	18,663	525
* CACI International Inc. Class A	8,161	523
* Manhattan Associates Inc.	6,961	522
* Hittite Microwave Corp.	9,598	521

Coherent Inc.	8,593	493
* Dealertrack Technologies Inc.	15,272	492
Blackbaud Inc.	16,194	491
* Progress Software Corp.	20,522	483
* Synaptics Inc.	11,399	470
* Electronics for Imaging Inc.	16,338	456
* NETGEAR Inc.	13,637	454
* Cardtronics Inc.	15,888	453
Power Integrations Inc.	10,211	436
Heartland Payment Systems Inc.	13,100	420
* Cirrus Logic Inc.	22,827	417
* TriQuint Semiconductor Inc.	57,023	401
* OSI Systems Inc.	6,688	387
Tessera Technologies Inc.	18,560	385
* Benchmark Electronics Inc.	19,578	382
* SYNNEX Corp.	9,399	381
* Bottomline Technologies de Inc.	13,340	369
* Plexus Corp.	12,336	360
* Ultratech Inc.	9,667	352
* Liquidity Services Inc.	8,732	349
NIC Inc.	20,893	349
MTS Systems Corp.	5,579	337
* Kulicke & Soffa Industries Inc.	26,644	330
* Websense Inc.	12,968	322
* ScanSource Inc.	9,872	315
* Netscout Systems Inc.	12,696	309
* Insight Enterprises Inc.	15,829	305
Monotype Imaging Holdings Inc.	13,292	303
* Synchronoss Technologies Inc.	9,603	301
* Diodes Inc.	12,733	301
* Ixia	18,932	298
* Cabot Microelectronics Corp.	8,278	296
* MicroStrategy Inc. Class A	3,164	289
Monolithic Power Systems Inc.	11,524	283
* Rogers Corp.	6,018	278
* ExlService Holdings Inc.	9,235	271
* ATMI Inc.	11,346	271
* Rofin-Sinar Technologies Inc.	9,982	267
* Interactive Intelligence Group Inc.	5,280	265
* Blucora Inc.	14,484	264
* CSG Systems International Inc.	11,959	259
Brooks Automation Inc.	23,534	251
* Harmonic Inc.	40,864	249
* Measurement Specialties Inc.	5,477	243
* Advanced Energy Industries Inc.	12,495	230
* comScore Inc.	11,532	228
Badger Meter Inc.	5,077	226
* FARO Technologies Inc.	6,024	225
Ebix Inc.	11,312	224
United Online Inc.	32,654	222
* Digital River Inc.	12,539	219
* Sykes Enterprises Inc.	13,821	219
* LogMeIn Inc.	7,923	202
* Checkpoint Systems Inc.	14,466	198
* Intermec Inc.	19,937	197
Methode Electronics Inc.	12,490	196
* Stamps.com Inc.	4,983	190

*	GT Advanced Technologies Inc.	42,215	188
*	Exar Corp.	16,386	185
*	Newport Corp.	13,587	179
*	TeleTech Holdings Inc.	7,801	175
*	Tangoe Inc.	11,377	170
	Forrester Research Inc.	4,669	169
*	Virtusa Corp.	7,196	169
	Micrel Inc.	16,673	166
	Park Electrochemical Corp.	6,861	166
*	LivePerson Inc.	17,829	165
	Comtech Telecommunications Corp.	6,171	163
*	Dice Holdings Inc.	17,457	157
*	iGATE Corp.	10,818	157
	Black Box Corp.	5,783	156
*	TTM Technologies Inc.	18,602	150
*	Perficient Inc.	11,747	148
	CTS Corp.	11,923	143
*	Rudolph Technologies Inc.	11,489	141
	EPIQ Systems Inc.	11,340	138
	Daktronics Inc.	13,222	136
*	Entropic Communications Inc.	31,684	136
*	Ceva Inc.	7,952	133
*	DTS Inc.	6,655	132
*	Higher One Holdings Inc.	11,669	127
*	Volterra Semiconductor Corp.	8,888	125
*	Oplink Communications Inc.	6,748	115
*	Nanometrics Inc.	7,506	108
*	Procera Networks Inc.	7,300	108
	Electro Scientific Industries Inc.	8,896	101
*	Mercury Systems Inc.	11,455	100
*	CIBER Inc.	23,853	97
*	Super Micro Computer Inc.	9,404	97
	Cohu Inc.	8,194	91
*	XO Group Inc.	8,719	90
*	Digi International Inc.	9,278	89
*	VASCO Data Security International Inc.	10,231	86
	Supertex Inc.	3,694	82
*	Kopin Corp.	21,901	78
*	Symmetricom Inc.	14,621	72
*	QuinStreet Inc.	9,169	71
*	Avid Technology Inc.	10,909	70
*	DSP Group Inc.	7,895	63
	Bel Fuse Inc. Class B	3,820	61
*	Agilysys Inc.	5,207	60
*	Sigma Designs Inc.	12,230	56
*	Pericom Semiconductor Corp.	7,825	55
*,^ Rubicon Technology Inc.		6,385	54
	PC-Tel Inc.	6,504	48
*	Intevac Inc.	9,014	43
*	STR Holdings Inc.	13,288	40
*	Radisys Corp.	7,875	39
			36,413
Materials (6.0%)
	PolyOne Corp.	35,231	905
	HB Fuller Co.	17,710	736
	Schweitzer-Mauduit International Inc.	11,132	535
*	Texas Industries Inc.	7,382	527

Buckeye Technologies Inc.	13,793	514
Balchem Corp.	10,487	503
* Stillwater Mining Co.	41,700	500
KapStone Paper and Packaging Corp.	13,810	401
Innophos Holdings Inc.	7,744	392
* Clearwater Paper Corp.	8,154	390
* SunCoke Energy Inc.	24,850	385
Kaiser Aluminum Corp.	5,961	378
PH Glatfelter Co.	15,201	376
* Calgon Carbon Corp.	19,129	345
* OM Group Inc.	11,488	337
Stepan Co.	6,234	337
* RTI International Metals Inc.	10,799	313
A Schulman Inc.	10,448	302
Koppers Holdings Inc.	7,320	301
Quaker Chemical Corp.	4,641	301
AMCOL International Corp.	8,957	286
Globe Specialty Metals Inc.	22,704	279
* Headwaters Inc.	25,846	274
American Vanguard Corp.	8,590	262
Deltic Timber Corp.	3,862	244
* Kraton Performance Polymers Inc.	11,453	238
* LSB Industries Inc.	6,682	226
Materion Corp.	7,249	216
Haynes International Inc.	4,379	214
Tredegar Corp.	8,536	213
Wausau Paper Corp.	16,458	192
* Century Aluminum Co.	18,218	181
Neenah Paper Inc.	5,626	177
* AK Steel Holding Corp.	48,339	168
Myers Industries Inc.	10,913	161
Zep Inc.	7,944	132
Hawkins Inc.	3,260	130
* AM Castle & Co.	5,899	104
Olympic Steel Inc.	3,294	83
		12,558
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	71,893	247
Atlantic Tele-Network Inc.	3,329	166
USA Mobility Inc.	7,782	105
* General Communication Inc. Class A	11,538	100
* Cbeyond Inc.	10,578	91
NTELOS Holdings Corp.	5,397	88
Lumos Networks Corp.	5,321	73
		870
Utilities (3.9%)
Piedmont Natural Gas Co. Inc.	26,927	910
Southwest Gas Corp.	16,431	778
UIL Holdings Corp.	18,057	703
UNS Energy Corp.	14,691	689
New Jersey Resources Corp.	14,838	673
South Jersey Industries Inc.	11,269	658
ALLETE Inc.	12,607	597
Avista Corp.	21,240	567
NorthWestern Corp.	13,217	544
El Paso Electric Co.	14,276	511

Laclede Group Inc.			10,385	492
Northwest Natural Gas Co.			9,556	408
American States Water Co.			6,832	363
CH Energy Group Inc.			5,315	344
				8,237
Total Common Stocks (Cost $175,385)				209,227
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.136%		115,683	116

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Freddie Mac Discount Notes	0.100%	9/16/13	500	500
Total Temporary Cash Investments (Cost $616)				616
Total Investments (100.3%) (Cost $176,001)				209,843
Other Assets and Liabilities-Net (-0.3%)[3]				(542)
Net Assets (100%)				209,301

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.1%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $25,000 of collateral received for securities on loan. The fund received additional collateral of $3,000 on the next business day.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

S&P Small-Cap 600 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	209,227	—	—
Temporary Cash Investments	116	500	—
Futures Contracts—Assets[1]	1
Futures Contracts—Liabilities[1]	(6)	—	—
Total	209,338	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	5	492	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $176,001,000. Net unrealized appreciation of investment securities for tax purposes was $33,842,000, consisting of unrealized gains of $39,282,000 on securities that had risen in value since their purchase and $5,440,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.3%)
	Cracker Barrel Old Country Store Inc.	1,922	172
*	Live Nation Entertainment Inc.	11,440	156
	Men's Wearhouse Inc.	3,868	140
*	Genesco Inc.	1,957	132
	Group 1 Automotive Inc.	1,739	111
*	Fifth & Pacific Cos. Inc.	5,139	110
*	Children's Place Retail Stores Inc.	1,908	102
*	Jos A Bank Clothiers Inc.	2,261	102
	Wolverine World Wide Inc.	1,788	94
*	Pinnacle Entertainment Inc.	4,735	93
	OfficeMax Inc.	7,056	92
	Finish Line Inc. Class A	4,031	85
*	Jack in the Box Inc.	2,189	80
*	Quiksilver Inc.	10,140	80
*	Iconix Brand Group Inc.	2,444	74
*	Skechers U.S.A. Inc. Class A	3,127	70
	Hillenbrand Inc.	2,785	66
	Monro Muffler Brake Inc.	1,378	65
	Sonic Automotive Inc. Class A	2,793	64
	True Religion Apparel Inc.	1,956	62
*	Boyd Gaming Corp.	4,549	59
	DineEquity Inc.	771	56
	CEC Entertainment Inc.	1,361	54
*	Red Robin Gourmet Burgers Inc.	1,035	54
	Cato Corp. Class A	2,177	54
	Standard Motor Products Inc.	1,588	54
*	Pep Boys-Manny Moe & Jack	4,296	53
	Arbitron Inc.	1,083	51
	Texas Roadhouse Inc. Class A	2,145	51
*	Helen of Troy Ltd.	1,259	50
*	Crocs Inc.	2,716	48
*	Marriott Vacations Worldwide Corp.	1,065	47
	American Greetings Corp. Class A	2,556	47
	Buckle Inc.	841	45
	Lithia Motors Inc. Class A	841	44
*	Ruby Tuesday Inc.	4,703	43
	Fred's Inc. Class A	2,727	43
*	BJ's Restaurants Inc.	1,057	40
*	Biglari Holdings Inc.	98	39
*	Capella Education Co.	904	39
	Brown Shoe Co. Inc.	1,746	36
*	Standard Pacific Corp.	3,956	35
*	Maidenform Brands Inc.	1,904	35
*	Universal Electronics Inc.	1,216	32
	La-Z-Boy Inc.	1,738	32
*	EW Scripps Co. Class A	2,310	32
	Harte-Hanks Inc.	3,500	31
*	ITT Educational Services Inc.	1,263	30
	Hot Topic Inc.	2,121	30

Stein Mart Inc.	2,226	29
Big 5 Sporting Goods Corp.	1,385	28
* Sonic Corp.	2,035	27
Callaway Golf Co.	3,328	23
Stage Stores Inc.	980	23
Haverty Furniture Cos. Inc.	906	22
* MarineMax Inc.	1,921	22
Nutrisystem Inc.	2,306	21
* Zumiez Inc.	647	21
Perry Ellis International Inc.	971	20
Universal Technical Institute Inc.	1,708	20
Marcus Corp.	1,521	20
* Kirkland's Inc.	1,215	18
Superior Industries International Inc.	936	17
* VOXX International Corp. Class A	1,532	17
JAKKS Pacific Inc.	1,672	17
* Corinthian Colleges Inc.	6,308	16
Spartan Motors Inc.	2,515	15
* Blue Nile Inc.	415	15
Lincoln Educational Services Corp.	1,829	13
* Career Education Corp.	4,122	12
PetMed Express Inc.	905	12
Blyth Inc.	856	12
* Monarch Casino & Resort Inc.	769	12
* Christopher & Banks Corp.	1,315	9
* Zale Corp.	1,101	8
* Digital Generation Inc.	1,028	7
* Coldwater Creek Inc.	732	3
		3,693
Consumer Staples (4.0%)
* TreeHouse Foods Inc.	2,935	192
Casey's General Stores Inc.	3,106	189
Sanderson Farms Inc.	1,619	112
Snyders-Lance Inc.	3,914	101
Andersons Inc.	1,409	72
B&G Foods Inc.	1,634	47
J&J Snack Foods Corp.	539	41
Spartan Stores Inc.	1,759	31
WD-40 Co.	526	28
* Diamond Foods Inc.	1,785	28
* Central Garden and Pet Co. Class A	3,394	26
* Alliance One International Inc.	6,658	24
Cal-Maine Foods Inc.	494	22
Nash Finch Co.	992	22
* Seneca Foods Corp. Class A	631	20
Calavo Growers Inc.	587	17
		972
Energy (5.8%)
Bristow Group Inc.	2,920	184
* Hornbeck Offshore Services Inc.	2,584	134
SEACOR Holdings Inc.	1,532	118
Lufkin Industries Inc.	1,308	115
* Cloud Peak Energy Inc.	4,934	95
* Stone Energy Corp.	3,995	90
* Exterran Holdings Inc.	2,782	80
* PDC Energy Inc.	1,528	78

* TETRA Technologies Inc.	6,316	66
* Swift Energy Co.	3,471	47
* Era Group Inc.	1,602	41
Contango Oil & Gas Co.	1,032	36
Comstock Resources Inc.	2,173	35
* Pioneer Energy Services Corp.	5,004	35
* Matrix Service Co.	2,094	35
* Carrizo Oil & Gas Inc.	1,345	34
* ION Geophysical Corp.	5,342	34
* Approach Resources Inc.	1,253	32
* Basic Energy Services Inc.	2,211	30
Gulf Island Fabrication Inc.	1,164	24
* Penn Virginia Corp.	4,440	21
* C&J Energy Services Inc.	873	16
* PetroQuest Energy Inc.	2,050	9
		1,389
Financials (22.5%)
ProAssurance Corp.	4,992	251
LaSalle Hotel Properties	7,730	204
EPR Properties	3,788	199
* Stifel Financial Corp.	4,758	171
DiamondRock Hospitality Co.	15,832	151
Umpqua Holdings Corp.	9,072	123
Mid-America Apartment Communities Inc.	1,747	119
Tanger Factory Outlet Centers	3,355	116
Cash America International Inc.	2,336	111
Old National Bancorp	8,206	110
Selective Insurance Group Inc.	4,499	107
Lexington Realty Trust	8,444	106
RLI Corp.	1,375	103
United Bankshares Inc.	3,705	96
Medical Properties Trust Inc.	6,486	96
Northwest Bancshares Inc.	7,598	94
Community Bank System Inc.	3,204	94
Franklin Street Properties Corp.	6,902	94
Colonial Properties Trust	4,045	89
Healthcare Realty Trust Inc.	3,315	88
Susquehanna Bancshares Inc.	6,939	83
* National Financial Partners Corp.	3,225	81
UMB Financial Corp.	1,497	80
Horace Mann Educators Corp.	3,207	78
Prospect Capital Corp.	7,374	77
* Ezcorp Inc. Class A	3,851	74
First Financial Bancorp	4,696	72
NBT Bancorp Inc.	3,576	71
Glacier Bancorp Inc.	3,609	70
Financial Engines Inc.	1,600	69
Provident Financial Services Inc.	4,410	67
Government Properties Income Trust	2,746	67
* Forestar Group Inc.	2,830	65
EastGroup Properties Inc.	1,088	64
Tower Group International Ltd.	3,166	61
Wintrust Financial Corp.	1,590	60
First Financial Bankshares Inc.	1,089	60
Sovran Self Storage Inc.	912	59
LTC Properties Inc.	1,408	59
Infinity Property & Casualty Corp.	941	54

Safety Insurance Group Inc.	1,028	54
CVB Financial Corp.	4,629	53
Interactive Brokers Group Inc.	3,303	52
AMERISAFE Inc.	1,472	50
PS Business Parks Inc.	654	50
MB Financial Inc.	1,948	50
* Navigators Group Inc.	852	50
Acadia Realty Trust	1,865	48
United Fire Group Inc.	1,768	47
S&T Bancorp Inc.	2,404	47
Stewart Information Services Corp.	1,674	46
Columbia Banking System Inc.	2,086	46
Banner Corp.	1,414	45
* United Community Banks Inc.	3,733	44
First Midwest Bancorp Inc.	3,329	44
TrustCo Bank Corp. NY	7,597	42
* Investment Technology Group Inc.	3,069	42
Kite Realty Group Trust	6,949	42
Cousins Properties Inc.	4,012	41
* World Acceptance Corp.	440	41
Pennsylvania REIT	2,019	40
* Hanmi Financial Corp.	2,545	40
Tompkins Financial Corp.	929	39
Employers Holdings Inc.	1,491	37
Inland Real Estate Corp.	3,553	37
Independent Bank Corp.	1,066	35
Simmons First National Corp. Class A	1,346	35
* First BanCorp	5,666	35
Parkway Properties Inc.	1,917	33
City Holding Co.	796	32
Meadowbrook Insurance Group Inc.	3,781	30
Sterling Bancorp	2,502	30
Getty Realty Corp.	1,252	26
Urstadt Biddle Properties Inc. Class A	1,094	23
Bank Mutual Corp.	3,482	20
* Piper Jaffray Cos.	534	19
Brookline Bancorp Inc.	2,207	19
Saul Centers Inc.	412	18
Calamos Asset Management Inc. Class A	1,647	17
Dime Community Bancshares Inc.	1,025	15
Cedar Realty Trust Inc.	2,475	14
* SWS Group Inc.	2,285	14
* Taylor Capital Group Inc.	269	4
		5,439
Health Care (6.6%)
* Centene Corp.	4,234	210
* Magellan Health Services Inc.	2,190	119
* Cubist Pharmaceuticals Inc.	2,107	116
* Amsurg Corp. Class A	2,606	93
* Molina Healthcare Inc.	2,343	89
* NuVasive Inc.	3,570	77
CONMED Corp.	2,277	75
West Pharmaceutical Services Inc.	974	67
* Kindred Healthcare Inc.	4,311	58
Ensign Group Inc.	1,430	52
Chemed Corp.	606	42
* PharMerica Corp.	2,383	37

Invacare Corp.	2,349	36
* IPC The Hospitalist Co. Inc.	688	34
Meridian Bioscience Inc.	1,534	33
* Amedisys Inc.	2,500	31
Quality Systems Inc.	1,704	30
* Integra LifeSciences Holdings Corp.	801	30
* Emergent Biosolutions Inc.	2,058	29
Hi-Tech Pharmacal Co. Inc.	897	29
* Symmetry Medical Inc.	2,973	28
* LHC Group Inc.	1,195	26
* Gentiva Health Services Inc.	2,302	24
* ABIOMED Inc.	1,052	23
* Affymetrix Inc.	5,714	21
* AMN Healthcare Services Inc.	1,560	21
* Merit Medical Systems Inc.	2,032	20
* Omnicell Inc.	1,046	19
* Healthways Inc.	1,179	16
Computer Programs & Systems Inc.	312	16
Almost Family Inc.	671	13
* Cross Country Healthcare Inc.	2,498	13
* Natus Medical Inc.	896	13
* Corvel Corp.	243	13
* Palomar Medical Technologies Inc.	835	11
* SurModics Inc.	433	10
CryoLife Inc.	1,251	8
* Enzo Biochem Inc.	1,160	3
		1,585
Industrials (18.2%)
EMCOR Group Inc.	5,420	215
* Moog Inc. Class A	3,666	184
* Teledyne Technologies Inc.	1,906	147
* Tetra Tech Inc.	5,233	144
Curtiss-Wright Corp.	3,785	138
AO Smith Corp.	3,144	123
Barnes Group Inc.	3,826	116
United Stationers Inc.	3,259	112
Watts Water Technologies Inc. Class A	2,290	109
* Mobile Mini Inc.	3,088	104
* Atlas Air Worldwide Holdings Inc.	2,139	99
ABM Industries Inc.	4,099	99
Briggs & Stratton Corp.	3,908	91
* Orbital Sciences Corp.	4,843	88
Belden Inc.	1,618	86
Applied Industrial Technologies Inc.	1,735	83
* EnerSys Inc.	1,628	81
* TrueBlue Inc.	3,295	78
G&K Services Inc. Class A	1,557	75
Albany International Corp.	2,337	74
Brady Corp. Class A	2,247	73
CIRCOR International Inc.	1,422	73
UniFirst Corp.	738	70
* Korn/Ferry International	3,927	69
AAR Corp.	3,219	65
Actuant Corp. Class A	1,887	64
Universal Forest Products Inc.	1,599	63
* Dycom Industries Inc.	2,682	61
Astec Industries Inc.	1,694	60

SkyWest Inc.	4,179	59
* Navigant Consulting Inc.	4,121	54
Insperity Inc.	1,785	54
Simpson Manufacturing Co. Inc.	1,737	51
John Bean Technologies Corp.	2,339	50
* Hub Group Inc. Class A	1,376	50
Titan International Inc.	1,997	47
Mueller Industries Inc.	840	46
Kaman Corp.	1,345	46
Kaydon Corp.	1,660	45
* Federal Signal Corp.	5,038	44
Tennant Co.	887	44
Griffon Corp.	3,730	43
Cubic Corp.	894	43
Comfort Systems USA Inc.	3,012	42
Knight Transportation Inc.	2,385	41
Viad Corp.	1,635	40
* EnPro Industries Inc.	787	40
Kelly Services Inc. Class A	2,189	39
* Aegion Corp. Class A	1,696	39
* Gibraltar Industries Inc.	2,350	38
Arkansas Best Corp.	1,925	37
ESCO Technologies Inc.	1,142	37
Forward Air Corp.	916	35
* Powell Industries Inc.	740	35
* Engility Holdings Inc.	1,341	34
* Aerovironment Inc.	1,541	31
* Consolidated Graphics Inc.	661	31
National Presto Industries Inc.	396	30
Interface Inc. Class A	1,715	29
Heartland Express Inc.	1,966	28
Apogee Enterprises Inc.	1,056	28
* II-VI Inc.	1,632	27
AAON Inc.	798	27
Exponent Inc.	471	26
* Orion Marine Group Inc.	2,194	26
American Science & Engineering Inc.	415	25
* GenCorp Inc.	1,809	25
Encore Wire Corp.	662	23
Heidrick & Struggles International Inc.	1,322	19
CDI Corp.	1,125	15
Resources Connection Inc.	1,373	15
* Vicor Corp.	1,589	9
		4,391
Information Technology (13.2%)
* Anixter International Inc.	2,170	166
* ViaSat Inc.	2,039	143
* CACI International Inc. Class A	1,866	120
* TriQuint Semiconductor Inc.	13,038	92
Tessera Technologies Inc.	4,252	88
* Benchmark Electronics Inc.	4,476	87
* SYNNEX Corp.	2,145	87
* Plexus Corp.	2,820	82
* ScanSource Inc.	2,252	72
* Insight Enterprises Inc.	3,628	70
* Synaptics Inc.	1,668	69
* Progress Software Corp.	2,809	66

j2 Global Inc.	1,501	61
MKS Instruments Inc.	2,169	61
* Take-Two Interactive Software Inc.	3,481	58
Brooks Automation Inc.	5,363	57
Blackbaud Inc.	1,881	57
* Harmonic Inc.	9,343	57
United Online Inc.	7,439	51
* Digital River Inc.	2,866	50
* Sykes Enterprises Inc.	3,152	50
Power Integrations Inc.	1,167	50
* Cardtronics Inc.	1,672	48
* Checkpoint Systems Inc.	3,285	45
Methode Electronics Inc.	2,848	45
Coherent Inc.	767	44
* GT Advanced Technologies Inc.	9,621	43
* Newport Corp.	3,089	41
* TeleTech Holdings Inc.	1,783	40
Park Electrochemical Corp.	1,564	38
Comtech Telecommunications Corp.	1,406	37
Heartland Payment Systems Inc.	1,137	36
* Bottomline Technologies de Inc.	1,319	36
Black Box Corp.	1,314	35
* Synchronoss Technologies Inc.	1,119	35
* Rofin-Sinar Technologies Inc.	1,294	35
* Cabot Microelectronics Corp.	951	34
CTS Corp.	2,730	33
* OSI Systems Inc.	547	32
EPIQ Systems Inc.	2,583	31
* ATMI Inc.	1,293	31
* LogMeIn Inc.	1,174	30
* MicroStrategy Inc. Class A	323	30
Monotype Imaging Holdings Inc.	1,220	28
* comScore Inc.	1,390	27
* Diodes Inc.	1,160	27
Ebix Inc.	1,323	26
* CSG Systems International Inc.	1,199	26
MTS Systems Corp.	419	25
* Rogers Corp.	523	24
* Mercury Systems Inc.	2,607	23
* FARO Technologies Inc.	604	23
* Tangoe Inc.	1,511	22
Forrester Research Inc.	618	22
* CIBER Inc.	5,409	22
* Super Micro Computer Inc.	2,128	22
* Intermec Inc.	2,087	21
* TTM Technologies Inc.	2,542	21
* Digi International Inc.	2,131	20
Cohu Inc.	1,840	20
Micrel Inc.	2,029	20
* DTS Inc.	954	19
Daktronics Inc.	1,833	19
Supertex Inc.	844	19
* Ceva Inc.	1,106	19
* Higher One Holdings Inc.	1,672	18
* Virtusa Corp.	717	17
* QuinStreet Inc.	2,075	16
* Oplink Communications Inc.	928	16

* Avid Technology Inc.	2,454	16
* DSP Group Inc.	1,760	14
Bel Fuse Inc. Class B	850	14
* Pericom Semiconductor Corp.	1,730	12
* Rubicon Technology Inc.	1,385	12
Electro Scientific Industries Inc.	1,030	12
* Kopin Corp.	3,189	11
* Volterra Semiconductor Corp.	709	10
* STR Holdings Inc.	3,121	9
* Radisys Corp.	1,856	9
* Intevac Inc.	1,897	9
* Sigma Designs Inc.	1,677	8
* Agilysys Inc.	652	7
* Symmetricom Inc.	1,486	7
PC-Tel Inc.	773	6
		3,191
Materials (6.6%)
Buckeye Technologies Inc.	3,149	117
KapStone Paper and Packaging Corp.	3,158	92
Innophos Holdings Inc.	1,768	89
* Clearwater Paper Corp.	1,864	89
Kaiser Aluminum Corp.	1,359	86
PH Glatfelter Co.	3,480	86
Stepan Co.	1,426	77
* OM Group Inc.	2,620	77
Schweitzer-Mauduit International Inc.	1,531	74
* RTI International Metals Inc.	2,469	72
A Schulman Inc.	2,385	69
Balchem Corp.	1,176	56
* Kraton Performance Polymers Inc.	2,629	55
Materion Corp.	1,653	49
Haynes International Inc.	1,004	49
* Calgon Carbon Corp.	2,624	47
* Stillwater Mining Co.	3,814	46
Wausau Paper Corp.	3,749	44
Koppers Holdings Inc.	1,015	42
AMCOL International Corp.	1,307	42
* Century Aluminum Co.	4,148	41
* LSB Industries Inc.	955	32
Zep Inc.	1,809	30
* AM Castle & Co.	1,343	24
* AK Steel Holding Corp.	6,592	23
Myers Industries Inc.	1,306	19
Tredegar Corp.	759	19
Olympic Steel Inc.	741	19
Hawkins Inc.	431	17
Neenah Paper Inc.	539	17
		1,599
Telecommunication Services (0.4%)
USA Mobility Inc.	1,773	24
* Cbeyond Inc.	2,410	20
Atlantic Tele-Network Inc.	401	20
NTELOS Holdings Corp.	1,214	20
* General Communication Inc. Class A	1,025	9
Lumos Networks Corp.	635	9
		102

Utilities (7.5%)
Piedmont Natural Gas Co. Inc.		6,139	208
Southwest Gas Corp.		3,745	177
UIL Holdings Corp.		4,114	160
UNS Energy Corp.		3,356	157
New Jersey Resources Corp.		3,382	154
South Jersey Industries Inc.		2,575	150
ALLETE Inc.		2,881	136
Avista Corp.		4,843	129
NorthWestern Corp.		3,016	124
El Paso Electric Co.		3,258	117
Laclede Group Inc.		2,355	112
Northwest Natural Gas Co.		2,176	93
CH Energy Group Inc.		689	45
American States Water Co.		684	36
			1,798
Total Common Stocks (Cost $20,377)			24,159
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $20)	0.136%	20,000	20

Total Investments (100.2%) (Cost $20,397)			24,179
Other Assets and Liabilities-Net (-0.2%)			(39)
Net Assets (100%)			24,140

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $20,397,000. Net unrealized appreciation of investment securities for tax purposes was $3,782,000, consisting of

S&P Small-Cap 600 Value Index Fund

unrealized gains of $4,065,000 on securities that had risen in value since their purchase and $283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.4%)
Consumer Discretionary (17.8%)
	Brunswick Corp.	6,486	218
	Pool Corp.	3,339	172
*	Lumber Liquidators Holdings Inc.	1,954	160
	Ryland Group Inc.	3,270	148
*	Steven Madden Ltd.	2,953	143
*	Buffalo Wild Wings Inc.	1,341	129
*	Coinstar Inc.	2,008	117
*	Meritage Homes Corp.	2,240	106
*	Hibbett Sports Inc.	1,857	106
	Wolverine World Wide Inc.	2,019	106
*	Vitamin Shoppe Inc.	2,173	95
*	Francesca's Holdings Corp.	3,158	90
*	Select Comfort Corp.	4,018	89
*	Fifth & Pacific Cos. Inc.	4,056	87
	Dorman Products Inc.	1,945	87
*	Papa John's International Inc.	1,215	78
*	SHFL Entertainment Inc.	4,060	70
	Sturm Ruger & Co. Inc.	1,389	70
*	Crocs Inc.	3,940	69
	Oxford Industries Inc.	1,025	67
	Buckle Inc.	1,223	65
*	iRobot Corp.	1,885	64
*	Standard Pacific Corp.	6,840	61
	Interval Leisure Group Inc.	2,783	60
*	Iconix Brand Group Inc.	1,994	60
	Ethan Allen Interiors Inc.	1,868	59
	Texas Roadhouse Inc. Class A	2,224	53
*	Multimedia Games Holding Co. Inc.	2,037	52
	Drew Industries Inc.	1,355	51
*	Marriott Vacations Worldwide Corp.	1,149	51
*	American Public Education Inc.	1,276	49
	Hillenbrand Inc.	2,032	48
*	rue21 inc	1,126	47
*	Helen of Troy Ltd.	1,161	46
	Movado Group Inc.	1,270	46
	Arbitron Inc.	956	45
	Arctic Cat Inc.	952	45
*	Jack in the Box Inc.	1,186	43
*	M/I Homes Inc.	1,717	43
*	Winnebago Industries Inc.	2,013	42
	Monro Muffler Brake Inc.	888	42
	La-Z-Boy Inc.	2,220	41
	Lithia Motors Inc. Class A	769	40
	DineEquity Inc.	475	34
	Stage Stores Inc.	1,421	33
*	Zumiez Inc.	1,016	32
*	BJ's Restaurants Inc.	840	32
	Brown Shoe Co. Inc.	1,368	28
	Ruth's Hospitality Group Inc.	2,537	28

* Tuesday Morning Corp.	3,083	27
* Sonic Corp.	1,963	26
* Blue Nile Inc.	531	19
Hot Topic Inc.	1,160	16
Superior Industries International Inc.	831	15
Haverty Furniture Cos. Inc.	612	15
Callaway Golf Co.	2,156	15
* Christopher & Banks Corp.	1,517	11
PetMed Express Inc.	615	8
* Zale Corp.	878	7
* Digital Generation Inc.	887	6
* Coldwater Creek Inc.	773	3
		3,715
Consumer Staples (4.0%)
* Hain Celestial Group Inc.	3,341	223
* Darling International Inc.	8,471	166
* Prestige Brands Holdings Inc.	3,672	108
* Boston Beer Co. Inc. Class A	605	92
B&G Foods Inc.	2,365	68
J&J Snack Foods Corp.	590	45
Inter Parfums Inc.	1,172	35
WD-40 Co.	588	32
* Medifast Inc.	975	28
Cal-Maine Foods Inc.	556	25
Calavo Growers Inc.	398	12
		834
Energy (3.6%)
* Gulfport Energy Corp.	4,898	234
Lufkin Industries Inc.	1,261	111
* Geospace Technologies Corp.	927	81
* Exterran Holdings Inc.	2,184	63
* Northern Oil and Gas Inc.	4,237	56
* C&J Energy Services Inc.	2,441	45
* PDC Energy Inc.	827	42
* Carrizo Oil & Gas Inc.	1,444	37
* Approach Resources Inc.	1,310	33
* ION Geophysical Corp.	3,929	25
Comstock Resources Inc.	1,288	21
* PetroQuest Energy Inc.	2,271	10
		758
Financials (19.5%)
Post Properties Inc.	3,925	188
* Portfolio Recovery Associates Inc.	1,216	185
Geo Group Inc.	5,137	179
Tanger Factory Outlet Centers	3,789	131
* Texas Capital Bancshares Inc.	2,932	129
FNB Corp.	10,384	119
MarketAxess Holdings Inc.	2,689	117
* First Cash Financial Services Inc.	1,938	104
Mid-America Apartment Communities Inc.	1,494	102
* Virtus Investment Partners Inc.	418	97
Bank of the Ozarks Inc.	2,164	94
Healthcare Realty Trust Inc.	3,454	92
Prospect Capital Corp.	8,680	90
Sovran Self Storage Inc.	1,382	90
Susquehanna Bancshares Inc.	7,258	87

National Penn Bancshares Inc.	8,490	84
PrivateBancorp Inc.	4,293	83
PacWest Bancorp	2,831	82
BBCN Bancorp Inc.	5,682	73
Medical Properties Trust Inc.	4,911	73
Sabra Health Care REIT Inc.	2,672	72
Home BancShares Inc.	1,663	70
EastGroup Properties Inc.	1,188	70
Financial Engines Inc.	1,605	69
Lexington Realty Trust	5,441	68
First Financial Bankshares Inc.	1,184	65
* Pinnacle Financial Partners Inc.	2,345	59
Acadia Realty Trust	2,182	57
MB Financial Inc.	2,207	56
Boston Private Financial Holdings Inc.	5,638	56
* Encore Capital Group Inc.	1,553	55
PS Business Parks Inc.	710	54
Pennsylvania REIT	2,681	53
First Commonwealth Financial Corp.	7,387	53
UMB Financial Corp.	998	53
Colonial Properties Trust	2,384	53
LTC Properties Inc.	1,195	50
Coresite Realty Corp.	1,518	49
ViewPoint Financial Group Inc.	2,568	49
Wintrust Financial Corp.	1,251	47
* World Acceptance Corp.	495	46
HFF Inc. Class A	2,335	44
Oritani Financial Corp.	2,815	43
Columbia Banking System Inc.	1,918	42
Universal Health Realty Income Trust	909	41
Cousins Properties Inc.	3,839	40
Glacier Bancorp Inc.	1,966	38
Government Properties Income Trust	1,488	36
* eHealth Inc.	1,458	36
First Midwest Bancorp Inc.	2,428	32
Inland Real Estate Corp.	3,018	31
* Wilshire Bancorp Inc.	4,494	30
Brookline Bancorp Inc.	3,101	26
CVB Financial Corp.	2,197	25
* Piper Jaffray Cos.	696	25
Saul Centers Inc.	545	24
Independent Bank Corp.	684	23
Employers Holdings Inc.	881	22
Parkway Properties Inc.	1,193	20
Urstadt Biddle Properties Inc. Class A	859	18
Getty Realty Corp.	809	17
Dime Community Bancshares Inc.	1,164	17
City Holding Co.	417	16
* Taylor Capital Group Inc.	784	13
Cedar Realty Trust Inc.	1,764	10
		4,072
Health Care (15.5%)
* Salix Pharmaceuticals Ltd.	3,738	227
* PAREXEL International Corp.	4,181	191
* Align Technology Inc.	5,174	185
* Cubist Pharmaceuticals Inc.	2,802	154
* Haemonetics Corp.	3,714	153

Questcor Pharmaceuticals Inc.	4,211	144
* ViroPharma Inc.	4,690	129
* Medicines Co.	3,874	125
* Medidata Solutions Inc.	1,604	111
West Pharmaceutical Services Inc.	1,607	110
* MWI Veterinary Supply Inc.	866	105
* Acorda Therapeutics Inc.	2,899	97
Air Methods Corp.	2,515	94
* Impax Laboratories Inc.	4,667	88
* Neogen Corp.	1,616	88
* Cyberonics Inc.	1,713	82
* Hanger Inc.	2,468	79
* Akorn Inc.	4,910	71
Analogic Corp.	883	70
Abaxis Inc.	1,495	66
* ICU Medical Inc.	912	65
Chemed Corp.	837	59
* Greatbatch Inc.	1,710	55
* Bio-Reference Labs Inc.	1,746	54
* Luminex Corp.	2,727	53
Cantel Medical Corp.	1,537	52
* Momenta Pharmaceuticals Inc.	3,256	43
* HealthStream Inc.	1,431	38
Landauer Inc.	687	37
Meridian Bioscience Inc.	1,603	35
* ABIOMED Inc.	1,591	34
Spectrum Pharmaceuticals Inc.	3,770	31
* Cambrex Corp.	2,165	30
* IPC The Hospitalist Co. Inc.	593	29
* Integra LifeSciences Holdings Corp.	743	28
* Omnicell Inc.	1,442	26
* AMN Healthcare Services Inc.	1,920	26
* Cynosure Inc. Class A	981	24
Quality Systems Inc.	1,360	24
Computer Programs & Systems Inc.	468	23
* Natus Medical Inc.	1,361	19
* Healthways Inc.	1,388	19
* SurModics Inc.	495	12
* Arqule Inc.	4,267	12
* Corvel Corp.	213	11
* Merit Medical Systems Inc.	1,080	11
* Palomar Medical Technologies Inc.	524	7
CryoLife Inc.	663	4
* Enzo Biochem Inc.	1,406	3
		3,233
Industrials (12.0%)
* Old Dominion Freight Line Inc.	5,082	219
Toro Co.	4,194	200
Actuant Corp. Class A	3,567	121
Healthcare Services Group Inc.	4,909	111
AO Smith Corp.	2,793	109
Allegiant Travel Co. Class A	1,103	102
* EnerSys Inc.	1,997	100
Belden Inc.	1,763	94
Franklin Electric Co. Inc.	2,782	94
* On Assignment Inc.	3,140	82
* Teledyne Technologies Inc.	995	77

AZZ Inc.	1,830	76
Lindsay Corp.	921	75
Applied Industrial Technologies Inc.	1,480	71
Mueller Industries Inc.	1,275	69
Forward Air Corp.	1,314	51
Quanex Building Products Corp.	2,660	49
Titan International Inc.	2,069	48
* Hub Group Inc. Class A	1,317	48
Standex International Corp.	910	47
Interface Inc. Class A	2,588	43
Brady Corp. Class A	1,330	43
* II-VI Inc.	2,447	41
Simpson Manufacturing Co. Inc.	1,367	40
* EnPro Industries Inc.	790	40
UniFirst Corp.	419	40
* GenCorp Inc.	2,752	38
Knight Transportation Inc.	2,120	36
Cubic Corp.	646	31
Apogee Enterprises Inc.	1,111	30
Exponent Inc.	529	30
* Aegion Corp. Class A	1,288	29
ESCO Technologies Inc.	891	29
Tennant Co.	544	27
Encore Wire Corp.	744	26
Kaman Corp.	734	25
Kaydon Corp.	827	22
Heartland Express Inc.	1,544	22
AAON Inc.	630	21
Resources Connection Inc.	1,759	19
* Lydall Inc.	1,222	18
American Science & Engineering Inc.	213	13
		2,506
Information Technology (21.8%)
FEI Co.	2,771	200
MAXIMUS Inc.	2,452	183
* Microsemi Corp.	6,564	144
* Tyler Technologies Inc.	1,944	134
Cognex Corp.	2,883	130
* ARRIS Group Inc.	8,217	124
* Sourcefire Inc.	2,206	123
* Veeco Instruments Inc.	2,816	119
ASML Holding NV	1,434	117
Littelfuse Inc.	1,585	116
* OpenTable Inc.	1,652	110
* Manhattan Associates Inc.	1,413	106
* Hittite Microwave Corp.	1,947	106
* Dealertrack Technologies Inc.	3,099	100
* Electronics for Imaging Inc.	3,316	92
* NETGEAR Inc.	2,767	92
* Cirrus Logic Inc.	4,637	85
* ViaSat Inc.	1,108	78
j2 Global Inc.	1,764	72
* Ultratech Inc.	1,960	71
* Liquidity Services Inc.	1,770	71
NIC Inc.	4,220	71
* Kulicke & Soffa Industries Inc.	5,389	67
* Websense Inc.	2,630	65

* Netscout Systems Inc.	2,583	63
Coherent Inc.	1,060	61
* Ixia	3,853	61
* Take-Two Interactive Software Inc.	3,493	58
Monolithic Power Systems Inc.	2,326	57
* ExlService Holdings Inc.	1,873	55
* Blucora Inc.	2,937	54
* Interactive Intelligence Group Inc.	1,066	54
Heartland Payment Systems Inc.	1,639	53
MKS Instruments Inc.	1,859	52
* OSI Systems Inc.	865	50
* Cardtronics Inc.	1,733	49
* Measurement Specialties Inc.	1,112	49
Blackbaud Inc.	1,601	49
* Advanced Energy Industries Inc.	2,522	46
MTS Systems Corp.	760	46
Badger Meter Inc.	1,025	46
Power Integrations Inc.	1,032	44
* Bottomline Technologies de Inc.	1,539	43
* Progress Software Corp.	1,657	39
* Stamps.com Inc.	1,015	39
* Exar Corp.	3,342	38
Monotype Imaging Holdings Inc.	1,622	37
* Diodes Inc.	1,551	37
* Rogers Corp.	757	35
* Synaptics Inc.	831	34
* LivePerson Inc.	3,599	33
* MicroStrategy Inc. Class A	352	32
* Dice Holdings Inc.	3,544	32
* iGATE Corp.	2,188	32
* Perficient Inc.	2,399	30
* Cabot Microelectronics Corp.	836	30
* Synchronoss Technologies Inc.	948	30
* CSG Systems International Inc.	1,345	29
* Rudolph Technologies Inc.	2,335	29
* Entropic Communications Inc.	6,381	27
* ATMI Inc.	1,142	27
* FARO Technologies Inc.	678	25
* Rofin-Sinar Technologies Inc.	861	23
Ebix Inc.	1,123	22
* Nanometrics Inc.	1,527	22
* Procera Networks Inc.	1,488	22
* comScore Inc.	1,095	22
* Intermec Inc.	2,166	21
* Virtusa Corp.	809	19
* XO Group Inc.	1,767	18
* VASCO Data Security International Inc.	2,073	17
* Volterra Semiconductor Corp.	1,174	17
Micrel Inc.	1,587	16
* LogMeIn Inc.	567	14
* Tangoe Inc.	967	14
Forrester Research Inc.	396	14
* TTM Technologies Inc.	1,528	12
Daktronics Inc.	1,063	11
* Ceva Inc.	640	11
Electro Scientific Industries Inc.	901	10
* DTS Inc.	509	10

* Higher One Holdings Inc.		898	10
* Oplink Communications Inc.		534	9
* Symmetricom Inc.		1,572	8
* Kopin Corp.		1,549	5
* Agilysys Inc.		426	5
* Sigma Designs Inc.		887	4
PC-Tel Inc.		546	4
			4,541
Materials (5.4%)
PolyOne Corp.		7,140	183
HB Fuller Co.		3,589	149
* Texas Industries Inc.		1,498	107
* SunCoke Energy Inc.		5,052	78
Quaker Chemical Corp.		941	61
* Stillwater Mining Co.		5,074	61
Globe Specialty Metals Inc.		4,583	56
* Headwaters Inc.		5,216	55
American Vanguard Corp.		1,734	53
Balchem Corp.		1,083	52
Deltic Timber Corp.		785	50
Schweitzer-Mauduit International Inc.		904	44
* Calgon Carbon Corp.		1,557	28
Tredegar Corp.		1,046	26
Koppers Holdings Inc.		585	24
AMCOL International Corp.		651	21
Neenah Paper Inc.		662	21
* LSB Industries Inc.		512	17
Myers Industries Inc.		1,077	16
* AK Steel Holding Corp.		3,941	14
Hawkins Inc.		282	11
			1,127
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.		14,510	50
Atlantic Tele-Network Inc.		317	16
* General Communication Inc. Class A		1,437	12
Lumos Networks Corp.		487	7
			85
Utilities (0.4%)
American States Water Co.		780	42
CH Energy Group Inc.		465	30
			72
Total Common Stocks (Cost $17,754)			20,943
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $14)	0.136%	13,618	14

Total Investments (100.5%) (Cost $17,768)			20,957
Other Assets and Liabilities-Net (-0.5%)			(110)
Net Assets (100%)			20,847

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $17,768,000. Net unrealized appreciation of investment securities for tax purposes was $3,189,000, consisting of unrealized gains of $3,475,000 on securities that had risen in value since their purchase and $286,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.